Document and Entity Information	3 Months Ended
Dec. 31, 2012
Document and Entity Information [Abstract]
Document Type	S-1
Amendment Flag	true
Amendment Description

EXPLANATORY NOTE

We originally registered the resale by the selling stockholders described in the prospectus which is a part of the registration statement 63,819,217 common shares, including up to 15,744,853 shares issuable upon the conversion of $2,012,500 principal amount senior convertible notes and up to 48,146,434 shares issuable upon the exercise of common stock purchase warrants held by such selling stockholders, pursuant to a registration statement on Form S-1, SEC File No. 333-178954, which was declared effective by the Securities and Exchange Commission on February 8, 2012. On April 22, 2013 we filed Post-Effective Amendment No. 1 to Form S-1 to update the earlier effective registration statement on Form S-1. On April 23, 2013 we filed Post-Effective Amendment No. 2 to include the XBRL-formatted files which were inadvertently omitted from the filing of Post-Effective Amendment No. 1 when it was filed with the Securities and Exchange Commission. We are filing this Post-Effective Amendment No. 3 to revise certain disclosure in response to comments from the staff of the Securities and Exchange Commission.

The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

Document Period End Date	Apr 30, 2013
Entity Registrant Name	ICEWEB INC
Entity Central Index Key	0001097718
Entity Filer Category	Smaller Reporting Company

Consolidated Balance Sheets (USD $)	Dec. 31, 2012	Sep. 30, 2012	Sep. 30, 2011
CURRENT ASSETS:
Cash	$ 81,531	$ 269,594	$ 4,120
Subscription receivable			1,171,520
Accounts receivable, net of allowance for doubtful accounts of $409,000	604,594	563,320	1,182,060
Inventory	264,068	282,231	55,981
Marketable securities, current	206,400	72,000
Other current assets	28,250	6,875	6,877
Prepaid expenses	9,112	19,702	30,248
Total Current Assets	1,193,955	1,213,722	2,450,806
OTHER ASSETS:
Property and equipment, net of accumulated depreciation of $1,207,252 and $2,483,440, respectively	481,770	499,785	252,835
Deposits	13,320	13,320	13,320
Marketable Securities, net		237,600	115,200
Deferred financing costs, net	92,060	114,395
Other assets	1,545	1,545
Total Assets	1,782,650	2,080,367	2,832,161
CURRENT LIABILITIES:
Accounts payable and accrued liabilities	784,975	824,128	2,186,691
Notes payable	2,075,331	2,059,582	1,972,544
Deferred revenue	2,995	24,897	4,904
Convertible notes payable, net of discount	6,162	105,175
Notes payable, related party	111,000
Derivative liability	484,368	1,104,499
Total Current Liabilities	3,464,831	4,118,281	4,164,139
Stockholders' Deficit
Series B convertible preferred stock ($.001 par value; 10,000,000 shares authorized; 626,667 shares issued and outstanding)	626	626	626
Common stock ($.001 par value; 1,000,000,000 shares authorized; 216,443,809 shares issued and 215,943,809 shares outstanding, respectively and 157,959,066 shares issued and 134,443,725 shares outstanding, respectively)	232,677	215,945	157,961
Additional paid in capital	39,576,369	38,343,043	32,866,315
Accumulated deficit	(41,604,253)	(40,813,128)	(34,328,080)
Accumulated other comprehensive income	125,400	228,600	67,200
Subscription receivable			(83,000)
Treasury stock, at cost, (162,500 shares)	(13,000)	(13,000)	(13,000)
Total stockholders' deficit	(1,682,180)	(2,037,914)	(1,331,978)
Total Liabilities and Stockholders' Deficit	$ 1,782,650	$ 2,080,367	$ 2,832,161

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Sep. 30, 2012	Sep. 30, 2011
Consolidated Balance Sheets [Abstract]
Accounts receivable, allowance for doubtful accounts	$ 409,000	$ 409,000
Property and equipment, accumulated depreciation	$ 1,225,268	$ 1,207,253	$ 2,483,440
Stockholders' Deficit
Par value per share	$ 0.001	$ 0.001	$ 0.001
Shares authorized	10,000,000	10,000,000	10,000,000
Series B convertible preferred stock, shares issued	626,667	626,667	626,667
Series B convertible preferred stock, shares outstanding	626,667	626,667	626,667
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	1,000,000,000	1,000,000,000	1,000,000,000
Common stock, shares issued	232,838,029	216,443,809	157,959,066
Common stock, shares outstanding	232,675,529	215,943,809	134,443,725
Treasury stock, shares	162,500	162,500	162,500

Consolidated Statements of Operations (USD $)	3 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2012	Sep. 30, 2011
Consolidated Statements of Operations [Abstract]
Sales	$ 313,411	$ 758,898	$ 2,640,520	$ 2,678,346
Cost of sales	174,094	472,612	1,780,246	1,751,640
Gross profit	139,317	286,286	860,274	926,706
Operating expenses:
Sales and marketing expense	136,134	112,370	1,116,340	975,282
Depreciation and amortization expense	18,016	68,867	202,130	545,890
Research and development	281,617	208,773	1,046,026	790,048
General and administrative	1,002,907	351,244	2,722,049	2,605,999
Loss on impairment of intangible assets				303,859
Total operating expenses	1,438,674	741,254	5,086,545	5,221,078
Loss From Operations	(1,299,358)	(454,968)	(4,226,271)	(4,294,372)
Other income (expenses):
Gain (loss) on change of fair value of derivative liability	620,131	(287,396)	645,501	0
Interest income			22
Interest expense	(111,899)	(286,422)	(2,904,300)	(410,919)
Total other income (expenses):	508,232	(573,818)	(2,258,777)	(410,919)
Net loss	$ (791,126)	$ (1,028,786)	$ (6,485,048)	$ (4,705,291)
Net loss per common share - basic and diluted	$ 0	$ (0.01)	$ (0.04)	$ (0.03)
Weighted average common shares outstanding - basic and diluted	224,478,736	158,074,975	173,207,111	142,344,070

Statement of Consolidated Comprehensive Income (USD $)	3 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Statement of Consolidated Comprehensive Income [Abstract]
Net loss for the year	$ (791,126)	$ (1,028,786)
Other comprehensive loss, net of tax:
Unrealized loss on securities	(103,200)	(64,000)
Other comprehensive income (loss)	(103,200)	(64,000)
Net Comprehensive loss	$ (894,326)	$ (1,092,786)

Consolidated Statement of Changes in Stockholders' Equity (Deficit) and Comprehensive Income (Loss) (USD $)	Total	Series B Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Comprehensive Income [Member]	Subscription Receivable [Member]	Treasury Stock [Member]
Balance at Sep. 30, 2010	$ 253,912	$ 626	$ 134,445	$ 29,360,833	$ (29,622,789)	$ 476,800	$ (83,000)	$ (13,000)
Balance, shares at Sep. 30, 2010		626,667	134,443,725					(162,500)
Amortization of deferred compensation	131,680			131,680
Issuance of common stock for cash	1,459,632		14,054	1,445,578
Issuance of common stock for cash, shares			14,053,334
Common stock issued for services	229,970		1,033	228,937
Common stock issued for services, shares			1,032,544
Common stock issued to employees	432,615		2,113	430,502
Common stock issued to employees, shares			2,113,101
Common stock issued for exercise of options	1,275,101		6,791	1,268,310
Common stock issued for exercise of options, shares			6,791,361
Cancellation of shares			(475)	475
Cancellation of shares, shares			(475,000)
Write off of Subscription Receivable
Net loss for the year	(4,705,291)				(4,705,291)
Unrealized gain (loss) on marketable securities	(409,600)					(409,600)
Comprehensive loss	(5,114,891)				(4,705,291)	(409,600)
Balance at Sep. 30, 2011	(1,331,978)	626	157,960	32,866,315	(34,328,080)	67,200	(83,000)	(13,000)
Balance, shares at Sep. 30, 2011		626,667	157,959,066					(162,500)
Amortization of deferred compensation	62,228			62,228
Issuance of common stock for cash	2,249,860		22,171	2,227,689
Issuance of common stock for cash, shares			22,171,111
Common stock issued for services	533,628		5,137	528,491
Common stock issued for services, shares			5,137,105
Common stock issued to employees	310,250		3,635	306,615
Common stock issued to employees, shares			3,634,871
Common stock issued for exercise of options	255,717		1,532	254,184
Common stock issued for exercise of options, shares			1,532,326
Exercise of common stock warrants	275,001		3,170	271,831
Exercise of common stock warrants, shares			3,169,628
Common stock issued as payment on convertible notes	1,848,031		22,340	1,825,691
Common stock issued as payment on convertible notes, shares			22,339,702
Write off of Subscription Receivable	83,000						83,000
Net loss for the year	(6,485,048)				(6,485,049)
Unrealized gain (loss) on marketable securities	161,400					161,400
Comprehensive loss	(6,323,648)				(6,485,048)	161,400
Balance at Sep. 30, 2012	$ (2,037,914)	$ 626	$ 215,945	$ 38,343,043	$ (40,813,128)	$ 228,600		$ (13,000)
Balance, shares at Sep. 30, 2012		626,667	215,943,809					(162,500)

Consolidated Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2012	Sep. 30, 2011
Consolidated Statements of Cash Flows [Abstract]
Net loss	$ (791,126)	$ (1,028,786)	$ (6,485,048)	$ (4,705,291)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization expense	18,016	68,867	202,130	545,890
Loss on impairment of intangible assets				303,859
Share-based compensation			310,250	369,385
Amortization of deferred compensation			62,228	131,680
Change in fair value of derivative warrant liability			(645,501)
Common stock issued for services rendered			533,628	293,199
Write off of subscription receivable			83,000
Interest on amortization of debt discount			2,315,337
Amortization of deferred finance costs			525,016	27,500
(Increase) decrease in:
Accounts receivable			618,740	284,423
Prepaid expense			10,545	982
Other			(1,545)	(27,499)
Inventory			(226,250)	6,216
Increase (decrease) in:
Accounts payable and accrued liabilities			(1,362,562)	538,441
Deferred loan fees			(27,500)
Deferred revenue			19,993	(54,678)
NET CASH USED IN OPERATING ACTIVITIES	(746,583)	(1,467,205)	(4,067,538)	(2,285,893)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment		(10,507)	(449,082)	(136,759)
Investment in marketable securities			(33,000)
NET CASH USED IN INVESTING ACTIVITIES		(10,507)	(482,082)	(136,759)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from notes payable	90,748	137,092	395,233	836,024
Payments on notes payable	(75,000)	(230,000)	(406,225)	(512,621)
Proceeds from subscription receivable		1,171,520	1,171,520
Proceeds from conversion of warrants			275,001
Proceeds from convertible note payable		1,750,000	1,750,000
Proceeds from notes payable ? related party	111,000
Payment of deferred financing costs		(567,547)	(876,012)
Proceeds from sale of common stock	37,000		2,249,860	288,111
Proceeds from exercise of common stock options	394,772	135	255,717	1,275,102
NET CASH PROVIDED BY FINANCING ACTIVITIES	558,520	2,261,200	4,815,094	1,886,616
NET INCREASE (DECREASE) IN CASH	(188,063)	783,488	265,474	(536,036)
CASH - beginning of period	269,594	4,120	4,120	540,156
CASH - end of period	81,531	787,608	269,594	4,120
Cash paid for:
Interest	61,928	108,907	395,233	383,419
Income taxes
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Common stock issued for debt and interest			$ 1,848,031

ORGANIZATION	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012
ORGANIZATION [Abstract]
ORGANIZATION

NOTE 1 - NATURE OF BUSINESS

Headquartered just outside of Washington, D.C., we manufacture high performance unified data storage appliances with enterprise storage management capabilities, and provide Cloud Computing Products/Services. Through thin provisioning, target deduplication and inline compression managed through IceWEB's proprietary IceSTORM™ Operating System, IceWEB's unified storage appliances enable standardization, consolidation and optimized storage utilization for virtual and cloud environments, saving up to 90% of storage costs, while reducing space, power and cooling requirements and simplifying storage management. Our customer base includes mid-sized businesses, large enterprises, and government organizations.

Major shifts in data center environments toward virtual and cloud based infrastructures have compounded the need for storage resources that can handle the complex and mixed systems that combine both file and block data. Unified Data Storage from IceWEB reduces this complexity by providing a simplified environment to enable virtualization and cloud computing deployments, protection, and cost savings. Unified Data Storage also provides cost savings through optimized storage utilization, made possible through IceWEB's thin provisioning, storage pooling, compression and deduplication.

We generate revenue from the manufacture and sale of high-performance unified data storage appliances with IceWEB's proprietary IceSTORM (STorage Optimization and Resource Management) Operating System and Cloud Computing Services.

NOTE 1 - ORGANIZATION

IceWEB, Inc. (the "Company") began trading publicly in April 2002. Utilizing resources gained through acquisitions, we have developed our IceWEB Storage products. We currently have one wholly owned operating subsidiary, IceWEB Storage Corporation (formerly known as Inline Corporation).

BUSINESS OF ICEWEB

Since 2005, the Company had been focused on serving the commercial and federal markets with network security products and proprietary on-line software solutions. In 2008, the Company narrowed its focus and expanded its capabilities by acquiring INLINE Corporation, a data storage manufacturing company.

In March, 2009, the Company sold its wholly owned subsidiary, IceWEB Virginia, Inc. to an unrelated third party, and in the process exited its low-margin IT re-seller business products business to further focus on the higher margin data storage manufacturing business.

At the close of fiscal year 2012, the Company has three key product offerings:

•	Unified Network Storage Solutions
•	Purpose Built Network/Data Appliances
•	Cloud Computing Products/Services

BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 - BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation

The accompanying consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles and include the accounts of the Company and its wholly-owned subsidiaries. All significant intercompany transactions and balances have been eliminated in consolidation.

Going Concern

We have had losses since inception that raise doubt about our ability to continue as a going concern. In addition and as discussed further in Note 5, we are not in compliance with debt covenants under our Financing Agreements with Sand Hill Finance LLC. For the year ended September 30, 2012 we incurred a net loss of $6,485,048 and for the three months ended December 31, 2012 we incurred a net loss of $791,126, had a use of cash in operating activities of $746,583, and had negative working capital of $2,270,876. The consolidated financial statements do not include any adjustments related to the recovery and classification of recorded assets, or the amounts and classification of liabilities that might be necessary in the event we cannot continue in existence.

Management has established plans intended to increase the sales of our products and services. Management intends to seek new capital from new equity securities offerings to provide funds needed to increase liquidity, fund growth, and implement its business plan. However, no assurances can be given that we will be able to raise any additional funds.

Investments in Marketable Securities

IceWEB accounts for marketable equity securities in accordance with ASC 320, "Investment - Debt and Equity Securities" with any unrealized gains and losses included as a net amount as a separate component of stockholders' equity. Certain securities that we may invest in may be determined to be non-marketable. Non-marketable securities where we own less than 20% of the investee are accounted for at cost pursuant to APB No. 18, "The Equity Method of Accounting for Investments in Common Stock".

Management determines the appropriate classification of its investments at the time of acquisition and reevaluates such determination at each balance sheet date. Trading securities that we may hold are treated in accordance with SFAS No. 115 with any unrealized gains and losses included in earnings. Available-for-sale securities are carried at fair value, with unrealized gains and losses, net of tax, reported as a separate component of stockholders'equity (deficit). Investments classified as held-to-maturity are carried at amortized cost. In determining realized gains and losses, the cost of the securities sold is based on the specific identification method.

Under the guidance of ASC 320, "Investments", we periodically evaluate other-than-temporary impairment (OTTI) of securities to determine whether a decline in their value is other than temporary. Management utilizes criteria such as the magnitude and duration of the decline, in addition to the reasons underlying the decline, to determine whether the loss in value is other than temporary. The term "other-than-temporary" is not intended to indicate that the decline is permanent. It indicates that the prospects for a near term recovery of value are not necessarily favorable, or that there is a lack of evidence to support fair values equal to, or greater than, the carrying value of the investment. Once a decline in value is determined to be other than temporary, the value of the security is reduced and a corresponding impairment charge to earnings is recognized. In the assessment of OTTI for various securities at September 30, 2012 the guidance in ASC 320, "the Investment-Debt and Equity Securities," is carefully followed.

Use of Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the balance sheets and the reported amounts of sales and expenses during the reporting periods. Actual results could differ from those estimates. Significant estimates in 2012 and 2011 include the allowance for doubtful accounts, the valuation of stock-based compensation, the allowance for inventory obsolescence, derivative liabilities, and the useful life of property and equipment and intangible assets, and litigation reserves.

Cash and Cash Equivalents

We consider all highly liquid debt instruments with original maturities of three months or less to be cash equivalents.

Accounts Receivable

Accounts receivable consists of normal trade receivables. We recorded a bad debt allowance of $409,000 as of December 31, 2012. Management performs ongoing evaluations of its accounts receivable and has provided a general reserve for bad debt. Management believes that all remaining receivables are fully collectable. Bad debt expense amounted to $0 for the three months ended December 31, 2012 and 2011.

Derivative Liability

Derivatives are required to be recorded on the balance sheet at fair value (see Note 11). These derivatives, including embedded derivatives in the Company's structured borrowings and warrants, are separately valued and accounted for on the Company's balance sheet with changes in fair value charged to operations. Fair values for exchange traded securities and derivatives are based on quoted market prices. Where market prices are not readily available, fair values are determined using market based pricing models incorporating readily observable market data and requiring judgment and estimates. In addition, additional disclosures is required about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for and (c) how derivative instruments and related hedged items affect an entity's financial position, financial performance, and cash flows.

Fair Value Measurements

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The established fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value:

Level 1: Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities that are not active; and model-driven valuations whose inputs are observable or whose significant value drivers are observable. Valuations may be obtained from, or corroborated by, third-party pricing services.

Level 3: Unobservable inputs to measure fair value of assets and liabilities for which there is little, if any market activity at the measurement date, using reasonable inputs and assumptions based upon the best information at the time, to the extent that inputs are available without undue cost and effort.

Fair Value of Financial Instruments

The Company's financial instruments, including cash and cash equivalents, receivables, accounts payable and accrued liabilities and notes payable are carried at cost, which approximates their fair value, due to the relatively short maturity of these instruments.

Our derivative financial instruments, consisting of embedded conversion features in our convertible debt, which are required to be measured at fair value on a recurring basis under FASB ASC 815-15-25 or FASB ASC 815 as of December 31, 2012 are measured at fair value, using a Black-Scholes valuation model which approximates a binomial lattice valuation methodology utilizing Level 3 inputs. Level 3 inputs are unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities (see Note 8).

Inventory

Inventory is valued at the lower of cost or market, on an average cost basis.

Property and Equipment

Property and equipment is stated at cost, net of accumulated depreciation. Depreciation expense is recorded by using the straight-line method over the estimated useful lives of the related assets.

Intangible Assets

Intangible assets, net consists of the cost of acquired customer relationships. We capitalize and amortize the cost of acquired intangible assets over their estimated useful lives on a straight-line basis. The Company periodically reevaluates the carrying value of its intangible assets for events or changes in circumstances that indicate that the carrying value may not be recoverable. As part of this reevaluation, the Company estimates the future cash flows expected to result from the use of the asset. If the sum of the expected future cash flows is less than the carrying amount of the asset, an impairment loss is recognized to reduce the carrying value of the intangible asset to the estimated fair value of the asset.

Long-lived Assets

In accordance with ASC Topic 360, "Property, Plant, and Equipment" (formerly SFAS 144, "Accounting for the Impairment or Disposal of Long-Lived Assets"), we review the carrying value of intangibles and other long-lived assets for impairment at least annually or whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of long-lived assets is measured by comparison of its carrying amount to the undiscounted cash flows that the asset or asset group is expected to generate. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the property, if any, exceeds its fair market value.

Advertising

Advertising costs are expensed as incurred and amounted to $18,308 in fiscal Q1 2012 and $13,241 in fiscal Q1 2011.

Revenue Recognition

We follow the guidance of Accounting Standards Codification (ASC) Topic 605, "Revenue Recognition" (formerly Staff Accounting Bulletin (SAB) No. 104, "Revenue Recognition") for revenue recognition. In general, we record revenue when persuasive evidence of an arrangement exists, services have been rendered or product delivery has occurred, the sales price to the customer is fixed or determinable, and collectability is reasonably assured. The following policies reflect specific criteria for our various revenues streams:

Revenues from sales of products are generally recognized when products are shipped unless the Company has obligations remaining under sales or licensing agreements, in which case revenue is either deferred until all obligations are satisfied or recognized ratably over the term of the contract.

Earnings per Share

We compute earnings per share in accordance with ASC Topic 260, "Earnings Per Share" (formerly SFAS No. 128, "Earnings per Share"). Under the provisions of ASC Topic 260, basic earnings per share is computed by dividing the net income (loss) for the period by the weighted average number of common shares outstanding during the period. Diluted earnings per share is computed by dividing the net income (loss) for the period by the weighted average number of common and potentially dilutive common shares outstanding during the period. Potentially dilutive common shares consist of the common shares issuable upon the exercise of stock options and warrants (using the treasury stock method) and upon the conversion of convertible preferred stock (using the if-converted method). Potentially dilutive common shares are excluded from the calculation if their effect is antidilutive. At December 31, 2012 and 2011, there were options and warrants to purchase 137,434,996 shares and 110,210,221 shares of common stock, as adjusted, and 626,667 shares issuable upon conversion of Series B preferred stock outstanding, respectively, which could potentially dilute future earnings per share.

Stock-Based Compensation

As more fully described in Note 14, we have a stock option plan that provides for non-qualified and incentive stock options to be issued to directors, officers, employees and consultants (the 2012 Equity Compensation Plan (the "Plan").

We account for stock-based compensation to employees under ASC Topic 718, "Compensation - Stock Compensation, "Share-Based Payments using the modified-prospective-transition method. Under that method, compensation cost is recognized.

Recently Adopted Accounting Pronouncements

In the first quarter of fiscal year 2013, the Company adopted Accounting Standards Update No. 2011-05, Comprehensive Income (Topic 220)-Presentation of Comprehensive Income and Accounting Standards Update No. 2011-12, Comprehensive Income (Topic 220)-Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05. The adoption of these amended standards impacted the presentation of other comprehensive income, as the Company elected to present two separate but consecutive statements, but did not impact our financial position or results of operations.

Various accounting standards that have been issued or proposed by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption.

NOTE 2 - BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation

The accompanying consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles and include the accounts of the Company and its wholly-owned subsidiaries. All significant intercompany transactions and balances have been eliminated in consolidation.

Reclassifications

Certain reclassifications have been made to previously reported amounts to conform to 2012 amounts. The reclassifications had no impact on previously reported results of operations or shareholders' deficit.

Going Concern

Our auditors stated in their report on the consolidated financial statements of the Company for the years ended September 30, 2012 and 2011 that we have had losses since inception that raise doubt about our ability to continue as a going concern. In addition and as discussed further in Note 6, we are not in compliance with debt covenants under our Financing Agreements with Sand Hill Finance LLC. For the year ended September 30, 2011 we incurred a net loss of $4,705,291 and for the year ended September 30, 2012 we incurred a net loss of $6,485,048. The consolidated financial statements do not include any adjustments related to the recovery and classification of recorded assets, or the amounts and classification of liabilities that might be necessary in the event we cannot continue in existence.

Management has established plans intended to increase the sales of our products and services. Management intends to seek new capital from new equity securities offerings to provide funds needed to increase liquidity, fund growth, and implement its business plan. However, no assurances can be given that we will be able to raise any additional funds.

Marketable Securities

IceWEB accounts for the purchase of marketable equity securities in accordance with FASB Accounting Standards Codification (ASC) 320, "Investment - Debt and Equity Securities" with any unrealized gains and losses included as a net amount as a separate component of stockholders' equity. However, those securities may not have the trading volume to support the stock price if the Company were to sell all their shares in the open market at once, so the Company may have a loss on the sale of marketable securities even though they record marketable equity securities at the current market value.

Use of Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the balance sheets and the reported amounts of sales and expenses during the reporting periods. Actual results could differ from those estimates. Significant estimates in 2012 and 2011 include the allowance for doubtful accounts, the valuation of stock-based compensation, the allowance for inventory obsolescence and the useful life of property and equipment and intangible assets, derivative liabilities, and litigation reserves.

Cash and Cash Equivalents

We consider all highly liquid debt instruments with original maturities of three months or less to be cash equivalents.

Accounts Receivable

Accounts receivable consists of normal trade receivables. We recorded a bad debt allowance of $409,000 as of September 30, 2012. Management performs ongoing evaluations of its accounts receivable. Management believes that all remaining receivables are fully collectable. Bad debt expense amounted to $0 for year ended September 30, 2012.

Derivative Liability

The Company issued warrants to purchase the Company's common stock in connection with the issuance of convertible debt, which contain certain ratchet provisions that reduce the exercise price of the warrants or the conversion price in certain circumstances. Upon the Company's adoption of the Derivative and Hedging Topic of ASC 815 on January 1, 2009, the Company determined that the warrants and/or the conversion features with provisions that reduce the exercise price of the warrants did not qualify for a scope exception under ASC 815 as they were determined not to be indexed to the Company's stock as prescribed by ASC 815.

Derivatives are required to be recorded on the balance sheet at fair value (see Note 7). These derivatives, including embedded derivatives in the Company's structured borrowings, are separately valued and accounted for on the Company's balance sheet. Fair values for exchange traded securities and derivatives are based on quoted market prices. Where market prices are not readily available, fair values are determined using market based pricing models incorporating readily observable market data and requiring judgment and estimates. In addition, additional disclosures is required about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for and (c) how derivative instruments and related hedged items affect an entity's financial position, financial performance, and cash flows.

Fair Value Measurements

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The established fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value:

Level 1: Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities that are not active; and model-driven valuations whose inputs are observable or whose significant value drivers are observable. Valuations may be obtained from, or corroborated by, third-party pricing services.

Level 3: Unobservable inputs to measure fair value of assets and liabilities for which there is little, if any market activity at the measurement date, using reasonable inputs and assumptions based upon the best information at the time, to the extent that inputs are available without undue cost and effort.

Fair Value of Financial Instruments

The Company's financial instruments, including cash and cash equivalents, receivables, accounts payable and accrued liabilities and notes payable are carried at cost, which approximates their fair value, due to the relatively short maturity of these instruments.

Our derivative financial instruments, consisting of embedded conversion features in our convertible debt, which are required to be measured at fair value on a recurring basis under FASB ASC 815-15-25 or FASB ASC 815 as of September 30, 2012 are measured at fair value, using a Black-Scholes valuation model which approximates a binomial lattice valuation methodology utilizing Level 3 inputs. Level 3 inputs are unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities (see Note 7).

Inventory

Inventory is valued at the lower of cost or market, on an average cost basis.

Property and Equipment

Property and equipment is stated at cost, net of accumulated depreciation. Depreciation expense is recorded by using the straight-line method over the estimated useful lives of the related assets.

Software Development Costs

The costs for the development of new software products and substantial enhancements to existing software products are expensed as incurred until technological feasibility has been established, at which time any additional costs would be capitalized in accordance with the accounting guidance for software.

Because our current process for developing software is essentially completed concurrently with the establishment of technological feasibility, which occurs upon the completion of a working model, no costs have been capitalized for any of the periods presented.

Intangible Assets

Intangible assets, net consists of the cost of acquired customer relationships. We capitalize and amortize the cost of acquired intangible assets over their estimated useful lives on a straight-line basis. The Company periodically reevaluates the carrying value of its intangible assets for events or changes in circumstances that indicate that the carrying value may not be recoverable. As part of this reevaluation, the Company estimates the future cash flows expected to result from the use of the asset. If the sum of the expected future cash flows is less than the carrying amount of the asset, an impairment loss is recognized to reduce the carrying value of the intangible asset to the estimated fair value of the asset.

Long-lived Assets

In accordance with ASC Topic 360, "Property, Plant, and Equipment" (formerly SFAS 144, "Accounting for the Impairment or Disposal of Long-Lived Assets"), we review the carrying value of intangibles and other long-lived assets for impairment at least annually or whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of long-lived assets is measured by comparison of its carrying amount to the undiscounted cash flows that the asset or asset group is expected to generate. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the property, if any, exceeds its fair market value.

Advertising

Advertising costs are expensed as incurred and amounted to $93,975 in fiscal 2012 and $215,428 in fiscal 2011.

Revenue Recognition

We follow the guidance of ASC Topic 605, "Revenue Recognition" (formerly Staff Accounting Bulletin (SAB) No. 104, "Revenue Recognition") for revenue recognition. In general, we record revenue when persuasive evidence of an arrangement exists, services have been rendered or product delivery has occurred, the sales price to the customer is fixed or determinable, and collectability is reasonably assured. The following policies reflect specific criteria for our various revenues streams:

Revenues from sales of products are generally recognized when products are shipped unless the Company has obligations remaining under sales or licensing agreements, in which case revenue is either deferred until all obligations are satisfied or recognized ratably over the term of the contract.

Revenue from services is recorded as it is earned. Commissions earned on third party sales are recorded in the month in which contracts are awarded. Amounts billed in advance of services being provided are recorded as deferred revenues and recognized in the consolidated statement of operations as services are provided.

Earnings per Share

We compute earnings per share in accordance with ASC Topic 260, "Earnings Per Share" Under the provisions of ASC Topic 260, basic earnings per share is computed by dividing the net income (loss) for the period by the weighted average number of common shares outstanding during the period. Diluted earnings per share is computed by dividing the net income (loss) for the period by the weighted average number of common and potentially dilutive common shares outstanding during the period. Potentially dilutive common shares consist of the common shares issuable upon the exercise of stock options and warrants (using the treasury stock method) and upon the conversion of convertible preferred stock (using the if-converted method). Potentially dilutive common shares are excluded from the calculation if their effect is antidilutive. At September 30, 2012, there were options and warrants to purchase 126,787,358 shares of common stock, 626,667 shares issuable upon conversion of Series B preferred stock, and no shares of Series C preferred stock outstanding which could potentially dilute future earnings per share.

Stock-Based Compensation

As more fully described in Note 13, we have a stock option plan that provides for non-qualified and incentive stock options to be issued to directors, officers, employees and consultants (the 2012 Equity Compensation Plan (the "Plan").

Prior to October 1, 2005, we accounted for stock options issued under the Plan under the recognition and measurement provisions of APB Opinion No. 25, Accounting for Stock Issued to Employees, and related interpretations, as permitted by ASC Topic 718, "Compensation - Stock Compensation, "Share-Based Payments". No stock-based compensation cost related to employee stock options was recognized in the Consolidated Statement of Operations for the year ended September 30, 2005 as all options granted under the Plan had an exercise price equal to the market value of the underlying common stock on the date of grant.

Recently Issued Accounting Standards

In May 2011, the FASB issued Accounting Standards Update ("ASU") No. 2011-04, "Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards" ("IFRS"). The amendments in this ASU generally represent clarification of Topic 820, but also include instances where a particular principle or requirement for measuring fair value or disclosing information about fair value measurements has changed. This update results in common principles and requirements for measuring fair value and for disclosing information about fair value measurements in accordance with generally accepted accounting principles (GAAP) and IFRS. The amendments are effective for interim and annual periods beginning after December 15, 2011 and are to be applied prospectively. Early application is not permitted. We do not expect the adoption of ASU 2011-04 will have a material impact on the Company's consolidated financial statements.

In June 2011, the FASB issued ASU No. 2011-05, "Comprehensive Income (Topic 220): Presentation of Comprehensive Income" (amended further under ASU No. 2011-12 in December 2011). This guidance eliminates the current option to report other comprehensive income and its components in the statement of changes in equity. The guidance allows two presentation alternatives; present items in net income and other comprehensive income in one continuous statement, referred to as the statement of comprehensive income, or in two separate, but consecutive, statements of net income and other comprehensive income. This guidance is effective as of the beginning of a fiscal year that begins after December 15, 2011. Early adoption is permitted, but full retrospective application is required under both sets of accounting standards. The Company is currently evaluating which presentation alternative it will utilize.

In September 2011, the FASB issued ASU No. 2011-08, "Intangibles-Goodwill and Other (Topic 350): Testing Goodwill for Impairment", which simplifies how entities test goodwill for impairment. Previous guidance under Topic 350 required an entity to test goodwill for impairment using a two-step process on at least an annual basis. First, the fair value of a reporting unit was calculated and compared to its carrying amount, including goodwill. Second, if the fair value of a reporting unit was less than its carrying amount, the amount of impairment loss, if any, was required to be measured. Under the amendments in this update, an entity has the option to first assess qualitative factors to determine whether the existence of events or circumstances leads the entity to determine that it is more likely than not that its fair value is less than its carrying amount. If after assessing the totality of events or circumstances, an entity determines that it is not more likely than not that the fair value of the reporting unit is less than its carrying amount, then the two-step impairment test is unnecessary. If the entity concludes otherwise, then it is required to test goodwill for impairment under the two-step process as described in Topic 350 under paragraphs 350-20-35-4 and 350-20-35-9 under Topic 350. The amendments are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011 and early adoption is permitted. The Company is currently evaluating whether early adoption is necessary.

In December 2011, the FASB issued ASU No, 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements on its financial position. This includes the effect or potential effect of rights of offset associated with an entity's recognized assets and recognized liabilities and require improved information about financial instruments and derivative instruments that are either (1) offset in accordance with Section 210-20-45 or Section 815-10-45 or (2) subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in accordance with Section 210-20-45 or Section 915-10-45. The amendments are effective for annual reporting periods beginning on or after January 1, 2013 and retrospective disclosure is required for all comparative periods presented. No early adoption is permitted. Currently, the Company does not enter into any right of offset arrangements and expects implementation to have little or no impact.

Impact of Recently Issued Accounting Pronouncements

In June 2011, the FASB issued ASU No. 2011-05, "Comprehensive Income (Topic 220): Presentation of Comprehensive Income (June 2011)." The amendments require that all non-owner changes in stockholders' equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In the two-statement approach, the first statement should present total net income and its components followed consecutively by a second statement that should present total other comprehensive income, the components of other comprehensive income, and the total of comprehensive income. The amendment is effective for fiscal years and interim periods within those years, beginning after December 15, 2011. The Company will adopt the two-statement approach.

PROPERTY AND EQUIPMENT	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012
PROPERTY AND EQUIPMENT [Abstract]
PROPERTY AND EQUIPMENT

NOTE 3 - PROPERTY AND EQUIPMENT

Property and equipment, net, consists of the following:

	Estimated Life	December 31, 2012	September 30, 2012
Office equipment	5 years	$644,020	$644,020
Computer software	3 years	29,523	29,523
Leasehold improvements	5 years	1,033,495	1,033,495
		1,707,038	1,707,038

Less: accumulated depreciation		(1,225,268)	(1,207,253)

		$481,770	$499,785

Depreciation expense for the three months ended December 31, 2012 and 2011 was $18,016 and $ 68,867 respectively.

NOTE 3 - PROPERTY AND EQUIPMENT

At September 30, property and equipment consisted of the following:

	Estimated Life	2012	2011
Office equipment	5 years	$644,020	$836,041
Computer software	3 years	29,523	612,379
Furniture and fixtures	5 years	-	261,385
Leasehold improvements	5 years	1,033,495	1,026,470
		1,707,038	2,736,275

Less: accumulated depreciation		(1,207,253)	(2,483,440)

		$499,785	$252,835

Depreciation expense for the years ended September 30, 2012 and 2011 was $202,130 and $302,797 respectively.

RELATED PARTY TRANSACTIONS	12 Months Ended
Sep. 30, 2012
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 4 - RELATED PARTY TRANSACTIONS

During October, 2009, we sold 2,000,000 shares of common stock at a per share price of $0.042, valued at $83,000 to Florence Signorello, an accredited investor who is the mother of John Signorello, our chief executive officer. The fair market value of our common stock on the date of the transaction was $0.145 per share, and was recorded as a subscription receivable as a contra equity account on our balance sheet. As of September 30, 2012 we had not received the proceeds from the investor and as a result we have written off this receivable and taken an $83,000 expense from this bad debt.

While six out of the seven board members qualify as unrelated and independent, as they are independent from management and free from any interest, function, business or other relationship that could, or could reasonably be perceived to, materially interfere with the Director's ability to act in the our best interest, we do not have any policies or procedures for the review, approval or ratification of any related party transactions and no review or ratification of any of the foregoing related party transactions by our board has occurred.

NOTES PAYABLE	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012
NOTES PAYABLE [Abstract]
NOTES PAYABLE

NOTE 5 - NOTES PAYABLE

Sand Hill Finance, LLC

On December 19, 2005, the Company entered into a Financing Agreement with Sand Hill Finance, LLC pursuant to which, together with related amendments, the Company may borrow up to 80% on the Company's accounts receivable balances up to a maximum of $1,800,000. In conjunction with the acquisition of Inline Corporation in December, 2008, the lending limit on the credit facility was increased to $2,750,000. In addition, the Company and Sand Hill Finance, LLC entered into a 36 month term note agreement in the amount of $1,000,000. Amounts borrowed under the Financing Agreement are secured by a first security interest in substantially all of the Company's assets. At December 31, 2012, the principal amount due under the Financing Agreement amounted to $2,075,331.

Interest on the accounts receivable-based borrowings is payable at a rate of 1.00% per month on the average loan balance outstanding during the year, equal to an annual interest of approximately 12% per year. The Company also agreed to pay an upfront commitment fee of 1% of the credit line upon signing the Financing Agreement, half of which was due and paid upon signing (amounting to $9,000) and half of which is due on the first anniversary of the Financing Agreement. In addition, the Company is obligated to pay a commitment fee of 1% of the credit limit annually, such amounts are payable on the anniversary of the agreement.

In connection with the Financing Agreement, the Company issued Sand Hill Finance, LLC, a seven-year common stock purchase warrant to purchase 25,000 shares of our common stock at an exercise price of $1.00 per share. The exercise price was subsequently reduced to $0.50 per share pursuant to Warrant Amendment Agreement which was executed in conjunction with the convertible debenture. The warrant contains a cashless exercise provision which means that at the option of the holder, the warrant is convertible into a number of shares of our common stock as determined by dividing the aggregate fair market value of the Company's common stock minus the aggregate exercise price of the warrant by the fair market value of one share of common stock. The number of shares issuable upon the exercise of the warrant and the exercise price are subject to adjustment in the event of stock dividends, stock splits and reclassifications. The fair value of the warrant of $16,250 has been recorded as an addition to paid-in capital and interest expense during the year ended September 30, 2008.

In connection with the term note, the Company issued Sand Hill Finance, LLC a seven-year common stock purchase warrant to purchase 120,000 shares of our common stock at an exercise price of $1.00 per share. The exercise price was subsequently reduced to $0.50 per share pursuant to Warrant Amendment Agreement which was executed in conjunction with the convertible debenture. The warrant contains a cashless exercise provision which means that at the option of the holder, the warrant is convertible into a number of shares of our common stock as determined by dividing the aggregate fair market value of the Company's common stock minus the aggregate exercise price of the warrant by the fair market value of one share of common stock. The number of shares issuable upon the exercise of the warrant and the exercise price are subject to adjustment in the event of stock dividends, stock splits and reclassifications. The fair value of the warrant of $13,589 has been recorded as an addition to paid-in capital and deferred finance costs during the year ended September 30, 2009.

The Financing Agreement has a term of one year, subject to mutual extension by both parties. As a result, the balance due to Sand Hill Finance, LLC is classified as a current liability on the accompanying consolidated balance sheet.

The terms of the Financing Agreement also restrict the Company from undertaking certain transactions without the written consent of the creditor including (i) permit or suffer a change in control involving 20% of its securities, (ii) acquire assets, except in the ordinary course of business, involving payment of $100,000 or more, (iii) sell, lease, or transfer any of its property except for sales of inventory and equipment in the ordinary course of business, (iv) transfer, sell or license any intellectual property, (v) declare or pay a dividend on stock, except payable in the form of stock dividends (vi) incur any indebtedness other than trade credit in the ordinary course of business and (vii) permit any lien or security interest to attach to any collateral.

In November, 2011, in connection with the Company's private placement of convertible notes and Securities Purchase Agreement (see Note 10), Sand Hill Finance, LLC executed an amendment to the Financing Agreement in which Sand Hill Finance LLC agreed that they would not pursue an remedies of default under the Financing Agreement until at least the ninety-first day after the obligations under the convertible notes have been fully satisfied.

NOTE 5 - NOTES PAYABLE

Sand Hill Finance, LLC

On December 19, 2005, the Company entered into a Financing Agreement with Sand Hill Finance, LLC pursuant to which, together with related amendments, the Company may borrow up to 80% on the Company's accounts receivable balances up to a maximum of $1,800,000. In conjunction with the acquisition of Inline Corporation in December, 2008, the lending limit on the credit facility was increased to $2,750,000. In addition, the Company and Sand Hill Finance, LLC entered into a 36 month term note agreement in the amount of $1,000,000. Amounts borrowed under the Financing Agreement are secured by a first security interest in substantially all of the Company's assets. At September 30, 2012, the principal amount due under the Financing Agreement amounted to $2,059,582.

Interest on the accounts receivable-based borrowings is currently payable at a rate of 1.00% per month on the average loan balance outstanding during the year, equal to an annual interest of approximately 12% per year. The Company also agreed to pay an upfront commitment fee of 1% of the credit line upon signing the Financing Agreement, half of which was due and paid upon signing (amounting to $9,000) and half of which is due on the first anniversary of the Financing Agreement. In addition, the Company is obligated to pay a commitment fee of 1% of the credit limit annually, such amounts are payable on the anniversary of the agreement.

In connection with the Financing Agreement, the Company issued Sand Hill Finance, LLC, a seven-year common stock purchase warrant to purchase 25,000 shares of our common stock at an exercise price of $1.00 per share. The exercise price was subsequently reduced to $0.50 per share pursuant to Warrant Amendment Agreement which was executed in conjunction with the convertible debenture. The warrant contains a cashless exercise provision which means that at the option of the holder, the warrant is convertible into a number of shares of our common stock as determined by dividing the aggregate fair market value of the Company's common stock minus the aggregate exercise price of the warrant by the fair market value of one share of common stock. The number of shares issuable upon the exercise of the warrant and the exercise price are subject to adjustment in the event of stock dividends, stock splits and reclassifications. The fair value of the warrant of $16,250 has been recorded as an addition to paid-in capital and interest expense during the year ended September 30, 2008.

In connection with the term note, the Company issued Sand Hill Finance, LLC a seven-year common stock purchase warrant to purchase 120,000 shares of our common stock at an exercise price of $1.00 per share. The exercise price was subsequently reduced to $0.50 per share pursuant to Warrant Amendment Agreement which was executed in conjunction with the convertible debenture. The warrant contains a cashless exercise provision which means that at the option of the holder, the warrant is convertible into a number of shares of our common stock as determined by dividing the aggregate fair market value of the Company's common stock minus the aggregate exercise price of the warrant by the fair market value of one share of common stock. The number of shares issuable upon the exercise of the warrant and the exercise price are subject to adjustment in the event of stock dividends, stock splits and reclassifications. The fair value of the warrant of $13,589 has been recorded as an addition to paid-in capital and deferred finance costs during the year ended September 30, 2009.

The Financing Agreement has a term of one year, subject to mutual extension by both parties. As a result, the balance due to Sand Hill Finance, LLC is classified as a current liability on the accompanying consolidated balance sheet.

The terms of the Financing Agreement also restrict the Company from undertaking certain transactions without the written consent of the creditor including (i) permit or suffer a change in control involving 20% of its securities, (ii) acquire assets, except in the ordinary course of business, involving payment of $100,000 or more, (iii) sell, lease, or transfer any of its property except for sales of inventory and equipment in the ordinary course of business, (iv) transfer, sell or license any intellectual property, (v) declare or pay a dividend on stock, except payable in the form of stock dividends (vi) incur any indebtedness other than trade credit in the ordinary course of business and (vii) permit any lien or security interest to attach to any collateral.

In November, 2011, in connection with the Company's private placement of convertible notes and Securities Purchase Agreement (see Note 9), Sand Hill Finance, LLC executed an amendment to the Financing Agreement in which Sand Hill Finance LLC agreed that they would not pursue any remedies of default under the Financing Agreement until at least the ninety-first day after the obligations under the convertible notes have been fully satisfied.

INVENTORY	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012
INVENTORY [Abstract]
INVENTORY

NOTE 4 - INVENTORY

Inventory consisted of the following:

	December 31, 2012	September, 30, 2012
Raw materials	$177,634	$175,258
Work in progress	43,908	42,335
Finished goods	42,526	64,638
	$264,068	$282,231

NOTE 6 - INVENTORY

Inventory consisted of the following:

	September 30, 2012	September 30, 2011
Raw materials	$175,258	$44,785
Work in progress	42,335	8,397
Finished goods	64,638	2,799
	282,231	55,981

Less: reserve for obsolescence	-	-

	$282,231	$55,981

COMMITMENTS	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012
COMMITMENTS [Abstract]
COMMITMENTS

NOTE 12 - COMMITMENTS

We are on a month to month tenancy in our office space in Sterling, Virginia, as our two-year operating lease expired on March 31, 2011. The office lease agreement had certain escalation clauses and renewal options. We currently have no future minimum rental payments under operating leases.

NOTE 7 - COMMITMENTS

We lease office space in Sterling, Virginia under a two-year operating lease that expired on March 31, 2011. We are currently leasing our space on a month-to-month basis but anticipate formally renewing the lease for another year. The office lease agreement has certain escalation clauses and renewal options. Additionally, we have lease agreements for computer equipment and an office copier/fax machine. We have no future minimum rental payments required.

Rent expense was $75,177 and $76,397 for the years ended September 30, 2012 and 2011.

INCOME TAXES	12 Months Ended
Sep. 30, 2012
INCOME TAXES [Abstract]
INCOME TAXES

NOTE 8 - INCOME TAXES

We account for income taxes under the provisions of ASC 740-10-25. ASC 740-10-25 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Benefits from tax positions should be recognized in the financial statements only when it is more likely than not that the tax position will be sustained upon examination by the appropriate taxing authority that would have full knowledge of all the relevant information. A tax position that meets the more-likely-than-not recognition threshold is measured at the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Tax positions that previously failed to meet the more-likely-than not recognition threshold should be recognized in the first subsequent financial reporting period in which that threshold is met. Previously recognized tax positions that no longer meet the more-likely-than-not recognition threshold should be derecognized in the first subsequent financial reporting period in which that threshold is no longer met. ASC 740-10-25 also provides guidance on the accounting for and disclosure of unrecognized tax benefits, interest, and penalties. ASC 740-10-25 requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the financial statements and the tax basis of assets and liabilities, and for the expected future tax benefit to be derived from tax losses and tax credit carryforwards. ASC 740-10-25 additionally requires the establishment of a valuation allowance to reflect the likelihood of realization of deferred tax assets. At September 30, 2012 and 2011 the Company has no unrecognized tax benefits, interest, or penalties.

A summary of our deferred tax is as follows:

	2012	2011
Deferred Tax Assets:
Tax benefit of net operating loss carry forward	$5,637,000	$4,324,000
Unpaid accrued salaries	13,000	24,000
Allowance for doubtful accounts	154,000	113,000
Amortization of leasehold improvements	339,000	271,000
	6,143,000	4,732,000

Less: valuation allowance	(6,143,000)	(4,732,000)

Net deferred tax assets	$-	$-

As of September 30, 2012 we had unused net operating loss carry forwards of approximately $14,993,000 available to reduce our future federal taxable income. Net operating loss carryforwards expire through fiscal years ending 2032. Internal Revenue Code Section 382 places a limitation on the amount of taxable income that can be offset by carryforwards after a change in control (generally a greater than 50% change in ownership).

The valuation allowance at September 30, 2012 was $6,143,000. The increase during fiscal 2012 was approximately $1,411,000.

The table below summarizes the differences between our effective tax rate and the statutory federal rate as follows for fiscal 2011 and 2010. The effective tax rate is 34% Federal and 3.6% State after Federal tax benefit:

	2012	2011
Computed "expected" tax benefit	(34.0)%	(34.0)%
State income taxes, net of federal tax benefit	(3.6)%	(3.6)%
Other permanent differences	13.6%	10.8%
Change in valuation allowance	24.0%	26.8%

Effective tax rate	0.0%	0.0%

CONVERTIBLE NOTES	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012
CONVERTIBLE NOTES [Abstract]
CONVERTIBLE NOTES

NOTE 10 - CONVERTIBLE NOTES

On November 23, 2011, IceWEB, Inc. (the "Company") entered into a Securities Purchase Agreement (the "Purchase Agreement") with three accredited investors pursuant to which the Company sold $2,012,500 in principal amount of Senior Convertible Notes (the "Notes") and issued the investors Series O, Series P and Series Q Warrants (collectively, the "Warrants") to purchase up to an aggregate of 81,587,843 shares, as adjusted, of the Company's common stock for an aggregate purchase price of $1,750,000 in a private transaction exempt from registration under the Securities Act of 1933, as amended (the "Securities Act") in reliance on an exemption from registration pursuant to Section 4(2) and Regulation D of the Securities Act. The Company issued the Notes at an original issue discount of 13%.

	December 31,	September 30,
	2012	2012

Principal balance of convertible notes	$46,750	$164,469
Original issue discount, net	(5,294)	(5,399)
Beneficial conversion feature discount	(35,294)	(53,895)
Convertible notes, net of discount	$6,162	$105,175

The convertible notes have a principal balance of $46,750, and are carried on the balance sheet at $6,162 net of the remaining unamortized discount, which is being amortized as interest expense over the remaining life of the notes. The convertible notes are convertible into our common stock at a conversion price of $0.074 per share. We can elect to settle any conversion in stock, cash or a combination of stock and cash.

At December 31, 2012, conversion of the outstanding principal amount of the convertible notes would result in the issuance of 631,757 shares of common stock.

NOTE 9 - CONVERTIBLE NOTES

On November 23, 2011, the Company entered into a Securities Purchase Agreement with three accredited investors pursuant to which the Company sold $2,012,500 in principal amount of senior convertible notes and issued the investors Series O, Series P and Series Q Warrants to purchase up to an aggregate of 81,588,029 shares, as adjusted, of the Company's common stock for an aggregate purchase price of $1,750,000 in a private transaction exempt from registration under the Securities Act of 1933, as amended (the "Securities Act") in reliance on an exemption from registration pursuant to Section 4(2) and Regulation D of the Securities Act. The Company issued the notes at an original issue discount of 13%.

	September 30,	September 30,
	2012	2011

Principal balance of convertible notes	$164,469	$-
Original issue discount, net	(5,399)	-
Debt discount	(53,895)	-
Convertible notes, net of discount	$105,175	$-

The convertible notes have a remaining principal balance of $164,469, and are carried on the balance sheet at $105,175 net of the remaining unamortized discount, which is being amortized as interest expense over the remaining life of the notes. The convertible notes are convertible into our common stock at a conversion price of $0.074 per share. We can elect to settle any conversion in stock, cash or a combination of stock and cash.

At September 30, 2012, conversion of the outstanding principal amount of the convertible notes would result in the issuance of 2,222,554 shares of common stock.

DERIVATIVE LIABILITIES	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012
DERIVATIVE LIABILITIES [Abstract]
DERIVATIVE LIABILITIES

NOTE 11 - DERIVATIVE LIABILITIES

Derivative warrant liability

The Company has warrants issued in connection with our convertible notes payable outstanding with price protection provisions that allow for the reduction in the exercise price of the warrants in the event the Company subsequently issues stock or securities convertible into stock at a price lower than the exercise price of the warrants. Simultaneously with any reduction to the exercise price, the number of shares of common stock that may be purchased upon exercise of each of these warrants shall be increased or decreased proportionately, so that after such adjustment the aggregate exercise price payable for the adjusted number of warrants shall be the same as the aggregate exercise price in effect immediately prior to such adjustment. The Company accounted for its warrants with price protection in accordance with FASB ASC Topic 815.

Accounting for Derivative Warrant Liability

The Company's derivative warrant instruments have been measured at fair value at December 31, 2012 using the Black-Scholes model. The Company recognizes all of its warrants with price protection in its consolidated balance sheet as liabilities. The liability is revalued at each reporting period and changes in fair value are recognized currently in the consolidated statements of operations. The initial recognition and subsequent changes in fair value of the derivative warrant liability have no effect on the Company's cash flows.

The derivative warrants outstanding at December 31, 2012 are all currently exercisable with a weighted-average remaining life of 3.90 years.

The revaluation of the warrants at each reporting period, as well as the charges associated with issuing additional warrants due to the price protection features, resulted in the recognition of income of $620,131 and expense of $287,396 within the Company's consolidated statements of operations for the three months ended December 31, 2012 and 2011, respectively, under the caption "Change in fair value of derivative warrant liability". The fair value of the warrants at December 31, 2012 is $484,368 which is reported on the consolidated balance sheet under the caption "Derivative Liability". The following summarizes the changes in the value of the derivative warrant liability from the date of the Company's issuance of derivative warrant instruments on November 23, 2011 until December 31, 2012:

	Value	No. of Warrants
Warrants Issued on November 23, 2011- Derivative warrant liability	$1,750,000	105,012,247
Decrease in fair value of derivative warrant liability	(645,501)	(2,669,628)
Balance at September 30, 2012 - Derivative warrant liability	$1,104,499	102,342,619
Decrease in fair value of derivative warrant liability	(620,131)	-
Balance at December 31, 2012 - Derivative warrant liability	$484,368	102,342,619

Fair Value Assumptions Used in Accounting for Derivative Warrant Liability

The Company has determined its derivative warrant liability to be a Level 3 fair value measurement and has used the Black-Scholes pricing model to calculate the fair value as of December 31, 2012. The Black-Scholes model requires six basic data inputs: the exercise or strike price, time to expiration, the risk free interest rate, the current stock price, the estimated volatility of the stock price in the future, and the dividend rate. Because the warrants contain the price protection feature, the probability that the exercise price of the warrants would decrease as the stock price decreased was incorporated into the valuation calculations. The key inputs used in the December 31, 2012 fair value calculations were as follows:

December 31,
2012
Current exercise price	$0.074
Time to expiration	3.90 years
Risk-free interest rate	0.72%
Estimated volatility	280.5%
Dividend	-0-
Stock price on December 31, 2012	$0.064
Expected forfeiture rate	90%

NOTE 10 - DERIVATIVE LIABILITIES

Derivative warrant liability

The Company has warrants issued in connection with our convertible notes payable outstanding with price protection provisions that allow for the reduction in the exercise price of the warrants in the event the Company subsequently issues stock or securities convertible into stock at a price lower than the exercise price of the warrants. Simultaneously with any reduction to the exercise price, the number of shares of common stock that may be purchased upon exercise of each of these warrants shall be increased or decreased proportionately, so that after such adjustment the aggregate exercise price payable for the adjusted number of warrants shall be the same as the aggregate exercise price in effect immediately prior to such adjustment. The Company accounted for its warrants with price protection in accordance with FASB ASC Topic 815.

Accounting for Derivative Warrant Liability

The Company's derivative warrant instruments have been measured at fair value at September 30, 2012 using the Black-Scholes model. The Company recognizes all of its warrants with price protection in its consolidated balance sheet as liabilities. The liability is revalued at each reporting period and changes in fair value are recognized currently in the consolidated statements of operations. The initial recognition and subsequent changes in fair value of the derivative warrant liability have no effect on the Company's cash flows.

The derivative warrants outstanding at September 30, 2012 are all currently exercisable with a weighted-average remaining life of 3.78 years.

The revaluation of the warrants at each reporting period, as well as the charges associated with issuing additional warrants due to the price protection features, resulted in the recognition of income of $645,501 and $0 within the Company's consolidated statements of operations for the year ended September 30, 2012 and 2011, respectively, under the caption "Change in fair value of derivative warrant liability". The fair value of the warrants at September 30, 2012 is $1,104,499 which is reported on the consolidated balance sheet under the caption "Derivative Liability". The following summarizes the changes in the value of the derivative warrant liability from the date of the Company's issuance of derivative warrant instruments on November 23, 2011 until September 30, 2012:

	Value	No. of Warrants
Warrants Issued on November 23, 2011- Derivative warrant liability	$1,750,000	115,446,100
Decrease in fair value of derivative warrant liability	(645,501)	(2,669,628)

Balance at September 30, 2012 - Derivative warrant liability	$1,104,499	112,776,472

Fair Value Assumptions Used in Accounting for Derivative Warrant Liability

The Company has determined its derivative warrant liability to be a Level 3 fair value measurement and has used the Black-Scholes pricing model to calculate the fair value as of September 30, 2012. The Black-Scholes model requires six basic data inputs: the exercise or strike price, time to expiration, the risk free interest rate, the current stock price, the estimated volatility of the stock price in the future, and the dividend rate. Because the warrants contain the price protection feature, the probability that the exercise price of the warrants would decrease as the stock price decreased was incorporated into the valuation calculations. The key inputs used in the September 30, 2012 fair value calculations were as follows:

September 30,
2012
Exercise price	$0.074
Time to expiration	0.15 - 4.15 years
Risk-free interest rate	0.17% - 0.62%
Estimated volatility	278%
Dividend	-0-
Stock price on September 30, 2012	$0.092
Expected forfeiture rate	85%- 90%

CONCENTRATION OF CREDIT RISK	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012
CONCENTRATION OF CREDIT RISK [Abstract]
CONCENTRATION OF CREDIT RISK

NOTE 6 - CONCENTRATION OF CREDIT RISK

Bank Balances

The Company maintains cash in financial institutions insured by the Federal Deposit Insurance Corporation ("FDIC"), including non-interest bearing transaction account deposits protected in full in accordance with the Dodd-Frank Wall Street Reform and Consumer Protection Act (the "Dodd-Frank Act"). At December 31, 2012 all of the Company's cash balances were fully insured. The Company had not experienced any losses in such accounts. At December 31, 2012 three customers accounted for approximately 89% of our outstanding accounts receivable balance.

NOTE 11 - CONCENTRATION OF CREDIT RISK

Bank Balances

The Company maintains cash in financial institutions insured by the Federal Deposit Insurance Corporation ("FDIC"), including non-interest bearing transaction account deposits protected in full in accordance with the Dodd-Frank Wall Street Reform and Consumer Protection Act (the "Dodd-Frank Act"). At September 30, 2012 all of the Company's cash balances were fully insured. The Company has not experienced any losses in such accounts.

Major Customers

Sales to 5 customers represented approximately 87% of total sales for the year ended September 30, 2012. As of September 30, 2012 approximately 80% of our accounts receivable was due from two customers. Sales to five customers represented approximately 90% in 2011.

STOCKHOLDERS' EQUITY (DEFICIT)	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012
STOCKHOLDERS' EQUITY (DEFICIT) [Abstract]
STOCKHOLDERS' EQUITY (DEFICIT)

NOTE 13 - STOCKHOLDERS' DEFICIT

Common Stock Warrants

The outstanding warrants at December 31, 2012 have a weighted average exercise price of $0.085 per share and have a weighted average remaining life of 3.69 years.

Certain of these warrants contain certain provisions which cause them to be classified as derivative liabilities pursuant to Accounting Standards Codification subtopic 815-40, "Derivatives and hedging-Contracts in Entity's Own Equity" (ASC 815-40). Accordingly, upon issuance the warrants were recorded as a derivative liability and valued at a fair market value of $1,750,000. The fair value of these warrants was decreased to $484,368 as of December 31, 2012. The non-cash income adjustment recorded in the Statement of Operations for the three months ended December 31, 2012 was $620,131. We are required to continue to adjust the warrants to fair value through current period operations for each reporting period.

The Company issued warrants for 83,682,624 common shares, as adjusted, with a current exercise price of $0.074, as adjusted, which have price protection provisions that allow for the reduction in the current exercise price upon the occurrence of certain events, including the Company's issuance of common stock or securities convertible into or exercisable for common stock, such as options and warrants, at a price per share less than the exercise price then in effect. For instance, if the Company issues shares of its common stock or options exercisable for or securities convertible into common stock at an effective price per share of common stock less than the exercise price then in effect, the exercise price will be reduced to the effective price of the new issuance. Simultaneously with any reduction to the exercise price, the number of shares of common stock that may be purchased upon exercise of each of these warrants shall be increased proportionately, so that after such adjustment the aggregate exercise price payable for the adjusted number of warrants shall be the same as the aggregate exercise price in effect immediately prior to such adjustment.

The Company's issuance of the following securities will not trigger the price protection provisions of the warrants described above that were issued in connection with the November 2011 private placement: (a) shares of common stock or standard options to the Company's directors, officers, employees or consultants pursuant to a board-approved equity compensation program or other contract or arrangement; (b) shares of common stock issued upon the conversion or exercise of any security, right or other instrument convertible or exchangeable into common stock (or securities exchangeable into common stock) issued prior to November 23, 2011; and (c) shares of common stock and warrants in connection with strategic alliances, acquisitions, mergers, and strategic partnerships, the primary purpose of which is not to raise capital, and which are approved in good faith by the Company's board of directors.

In October, 2012 we issued 10,433,853 warrants with a one year life and a conversion price of $0.08 per share. These warrants are unregistered, do not have price protection, and were issued to a consultant for services rendered to the Company.

A summary of the status of the Company's outstanding common stock warrants as of December 31, 2012 and changes during the period ending on that date is as follows:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Warrants	Price	Term	Value
Balance outstanding at September 30, 2012	118,434,173	$0.0844	3.84	-
Granted	10,433,853	$0.080	0.75	-
Exercised	0	$-	-	-
Forfeited	(25,000)	$1.000	-	-
Balance outstanding at December 31, 2012	128,843,026	$0.085	3.69	-

NOTE 12 - STOCKHOLDERS' EQUITY (DEFICIT)

Preferred Stock

Our authorized capital includes 10,000,000 shares of blank check preferred stock, par value $0.001 per share. Our Board of Directors, without further stockholder approval, may issue our preferred stock in one or more series from time to time and fix or alter the designations, relative rights, priorities, preferences, qualifications, limitations and restrictions of the shares of each series. In March 2005, our Board of Directors authorized a series of 1,666,667 shares of blank check preferred stock be designated as Series A Convertible Preferred Stock and on April 1, 2005 we filed a Certificate of Designations of Preferences, Rights and Limitations of Series A Convertible Preferred Stock with the Secretary of State of Delaware. In September 2005, our Board of Directors authorized a series of 833,334 shares of blank check preferred stock be designated as Series B Convertible Preferred Stock and on September 28, 2005, we filed a Certificate of Designations of Preferences, Rights and Limitations of Series B Preferred with the Secretary of State of Delaware. On December 29, 2005, we filed an Amended and Restated Certificate of Designations of Preferences, Rights and Limitations of Series B Convertible Preferred Stock increasing the number of shares authorized under this series to 1,833,334 shares.

A) Series B Convertible Preferred Stock

The designations, rights and preferences of the Series B Convertible Preferred Stock provide:

•	no dividends are payable on the Series B Convertible Preferred Stock. So long as these shares are outstanding, we cannot pay dividends on our common stock nor can it redeem any shares of its common stock, the shares of Series B Convertible Preferred Stock do not have any voting rights, except as may be provided under Delaware law,

•	so long as the shares are outstanding, we cannot change the designations of the Series B Convertible Preferred Stock, create a class of securities that in the instance of payment of dividends or distribution of assets upon our liquidation ranks senior to or pari passu with the Series B Convertible Preferred Stock or increase the number of authorized shares of Series B Convertible Preferred Stock, the shares carry a liquidation preference of $0.2727 per share,

•	each share of Series B Convertible Preferred Stock is convertible at the option of the holder into one share of our common stock based upon an initial conversion value of $0.2727 per share. The conversation ratio is subject to adjustment in the event of stock dividends, stock splits or reclassification of our common stock. The conversion ratio is also subject to adjustment in the event we should sell any shares of its common stock or securities convertible into common stock at an effective price less than the conversion ratio then in effect, in which case the conversion ratio would be reduced to the lesser price. No conversion of the Series B Convertible Preferred Stock may occur if a conversion would result in the holder, and any of its affiliates beneficially owning more than 4.9% of our outstanding common shares following such conversion. This provision may be waived or amended only with the consent of the holders of all of the Series B Convertible Preferred Stock and the consent of the holders of a majority of our outstanding shares of common stock who are not affiliates,

•	so long as the Series B Convertible Preferred Stock is outstanding, we have agreed not to issue any rights, options or warrants to holders of its common stock entitling the holders to purchase shares of its common stock at less than the conversion ratio without the consent of the holders of a majority of the outstanding shares of Series B Convertible Preferred Stock. If we should elect to undertake such an issuance and the Series B holders consent, the conversion ratio would be reduced. Further, if we should make a distribution of any evidence of indebtedness or assets or rights or warrants to subscribe for any security to our common stockholders, the conversion value would be readjusted,

•	the shares of Series B Convertible Preferred Stock automatically convert into shares of our common stock in the event of change of control of the Company, and

•	so long as the shares of Series B Convertible Preferred Stock are outstanding, we cannot sell or issue any common stock, rights to subscribe for shares of common stock or securities which are convertible or exercisable into shares of common stock at an effective purchase price of less than the then conversion value of the Series B Convertible Preferred Stock.

Common Stock

Fiscal 2012 Transactions

In July and August, 2012 we issued 2,434,871 shares of restricted common stock at an average per share price of $0.094, valued at $228,250, in lieu of pay to five of our employees, including three of our executive officers. The recipients were accredited investors and the issuances were exempt from registration under the Securities Act of 1933 in reliance on exemptions provided by Section 4(2) of that act.

In May, 2012 we executed a Finders' Agreement pursuant to which the finder acted as the exclusive finder with respect to sales by us in a private placement transaction of up to $2.5 million in aggregate principal amount of equity or equity-related securities. We sold 13,455,958 units in exchange for gross proceeds of $1,614,715. These sales were made in a private transaction exempt from registration under the Securities Act of 1933 in reliance on an exemption provided by Section 4(2) of the Act and Regulation D thereunder.

On November 23, 2011, we entered into a Securities Purchase Agreement with three accredited investors pursuant to which we sold $2,012,500 in principal amount of senior convertible notes and issued the investors Series O, Series P and Series Q warrants to purchase up to an aggregate of 35,514,789 shares of our common stock for an aggregate purchase price of $1,750,000 in a private transaction exempt from registration under the Securities Act. We issued the senior convertible notes at an original issue discount of 13%. We also entered into a Registration Rights Agreement with investors in which we agreed to register the shares underlying the senior convertible notes and the warrants. We paid Rodman & Renshaw, LLC, a broker-dealer and member of FINRA who acted as the exclusive placement agent for us in the offering, a cash commission of $155,000, issued it warrants to purchase an aggregate of 911,765 shares of our common stock with an exercise price of $0.17 per share which are identical to the Series O warrants, and reimbursed it for legal expenses of $20,000. We reimbursed Iroquois Master Fund Ltd., an investor in the offering, $60,000 for its non-accountable expenses related to the investment. We are using the net proceeds from this offering for general working capital.

Fiscal 2011 Transactions

On September 30, 2011 we sold approximately 13,455,958 restricted stock units at $0.12/unit. Each unit consists of one share of common stock and a warrant exercisable for one share of common stock. The warrants have a five year life, an exercise price of $0.15/share, and are callable if the Company's common stock trades over $0.25/share for ten consecutive trading days.

Anderson and Strudwick, Inc. acted as the placement agent in connection with the sale of the securities and as compensation received a cash fee of approximately $161,472, and warrants to purchase approximately 1,345,596 shares of the Company's common stock at a price per share of $0.15.

The sale of the Shares and the Warrants was made pursuant to Section 4(2) of the Securities Act for transactions not involving a public offering and/or Regulation D, as promulgated by the SEC under the Securities Act, and in reliance upon exemptions from registration under applicable state securities laws.

During February, 2011 we sold 2,000,000 shares of common stock, valued at $200,000 to an accredited investor, and the issuance was exempt from registration under the Securities Act of 1933 in reliance on an exemption provided by Section 4(2) of that act.

During March, 2011 we sold 250,000 shares of common stock, valued at $25,000 to an accredited investor, and the issuance was exempt from registration under the Securities Act of 1933 in reliance on an exemption provided by Section 4(2) of that act.

During May, 2011 we sold 1,609,600 shares of common stock, valued at $184,464 to two accredited investors, and the issuance was exempt from registration under the Securities Act of 1933 in reliance on an exemption provided by Section 4(2) of that act.

During July, 2011 we sold 416,667 shares of common stock, valued at $91,541 to an accredited investor, and the issuance was exempt from registration under the Securities Act of 1933 in reliance on an exemption provided by Section 4(2) of that act.

Common Stock Warrants

A summary of the status of our outstanding common stock warrants as of September 30, 2012 and 2011 and changes during the period ending on that date is as follows:

	Year Ended September 30, 2012		Year Ended September 30, 2011
	Number of Warrants	Weighted Average Exercise Price	Number of Warrants	Weighted Average Exercise Price
Common Stock Warrants
Balance at beginning of year	11,528,934	$0.17	8,287,100	$0.40
Granted	110,074,867	0.0816	11,238,938	0.16
Exercised	(3,169,628)	0.0737	-	-
Forfeited	-	-	(7,997,100)	0.40
Balance at end of year	118,434,173	$0.0853	11,528,934	$0.17

Warrants exercisable at end of year	118,434,173	$0.0844	11,528,934
Weighted average fair value of warrants granted or re-priced during the year		$0.0816

The following table summarizes information about common stock warrants outstanding at September 30, 2012:

	Warrants Outstanding			Warrants Exercisable
		Weighted
	Number	Average	Weighted	Number	Weighted
Range of	Outstanding at	Remaining	Average	Exercisable at	Average
Exercise	September 30,	Contractual	Exercise	September 30,	Exercise
Price	2012	Life	Price	2012	Price
$0.074	102,342,619	3.78 Years	$0.074	102,342,619	$0.074
$0.15	14,801,554	4.78 Years	$0.15	14,801,554	$0.15
$0.17	1,000,000	0.41 Years	$0.17	1,000,000	$0.17
$0.50	145,000	1.02 Years	$0.50	145,000	$0.50
	118,434,173		$0.853	118,434,173	$0.0853

STOCK OPTION PLAN	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012
STOCK OPTION PLAN [Abstract]
STOCK OPTION PLAN

NOTE 14 - STOCK OPTION PLAN

In August 2012, the Board of Directors adopted the 2012 Equity Compensation Plan (the "Plan") for directors, officers and employees that provides for non-qualified and incentive stock options to be issued enabling holders thereof to purchase common shares of the Company at exercise prices determined by the Company's Board of Directors.

The purpose of the Plan is to advance the Company's interests and those of its stockholders by providing a means of attracting and retaining key employees, directors and consultants. In order to serve this purpose, the Company believes the Plan encourages and enables key employees, directors and consultants to participate in its future prosperity and growth by providing them with incentives and compensation based on its performance, development and financial success. Participants in the Plan may include the Company's officers, directors, other key employees and consultants who have responsibilities affecting our management, development or financial success.

Awards may be made under the Plan in the form of Plan options, shares of the Company's common stock subject to a vesting schedule based upon certain performance objectives ("Performance Shares") and shares subject to a vesting schedule based on the recipient's continued employment ("restricted shares"). Plan options may either be options qualifying as incentive stock options under Section 422 of the Internal Revenue Code of 1986, as amended or options that do not so qualify. Any incentive stock option granted under the Plan must provide for an exercise price of not less than 100% of the fair market value of the underlying shares on the date of such grant, but the exercise price of any incentive option granted to an eligible employee owning more than 10% of our common stock must be at least 110% of such fair market value as determined on the date of the grant. Only persons who are officers or other key employees are eligible to receive incentive stock options and performance share grants. Any non-qualified stock option granted under the Plan must provide for an exercise price of not less than 50% of the fair market value of the underlying shares on the date of such grant.

The term of each Plan option and the manner in which it may be exercised is determined by the Board of Directors, provided that no Plan option may be exercisable more than three years after the date of its grant and, in the case of an incentive option granted to an eligible employee owning more than 10% of the Company's common stock, no more than five years after the date of the grant. The exercise price of the stock options may be paid in either cash, or delivery of unrestricted shares of common stock having a fair market value on the date of delivery equal to the exercise price, or surrender of shares of common stock subject to the stock option which has a fair market value equal to the total exercise price at the time of exercise, or a combination of the foregoing methods.

The fair value of stock options granted was estimated at the date of grant using the Black-Scholes options pricing model. The Company used the following assumptions for determining the fair value of options granted under the Black-Scholes option pricing model:

	December 31,
	2012	2011
Expected volatility	36% - 278%	N/A
Expected term	1 - 36 months	N/A
Risk-free interest rate	0.72%	N/A
Forfeiture Rate	0% - 45%	N/A
Expected dividend yield	0.00%	N/A

The expected volatility was determined with reference to the historical volatility of the Company's stock. The Company uses historical data to estimate option exercise and employee termination within the valuation model. The expected term of options granted represents the period of time that options granted are expected to be outstanding. The risk-free interest rate for periods within the contractual life of the option is based on the U.S. Treasury rate in effect at the time of grant.

For the three months ended December 31, 2012, total stock-based compensation charged to operations for option-based arrangements amounted to $77,411. At December 31, 2012, there was approximately $279,210 of total unrecognized compensation expense related to non-vested option-based compensation arrangements under the Plan.

A summary of the status of the Company's outstanding stock options as of December 31, 2012 and changes during the period ending on that date is as follows:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Options	Price	Term	Value
Balance outstanding at September 30, 2012	8,353,185	$0.077	3.78	$45,409
Granted	13,288,785	0.074	-	-
Exercised	(13,050,000)	0.074	-	-
Forfeited	-	-	-	-
Balance outstanding at December 31, 2012	8,591,970	$0.077	3.85	$31,437

NOTE 13 - STOCK OPTION PLAN

In August 2000, the Board of Directors adopted the 2000 Management and Director Equity Incentive and Compensation Plan (the "Plan") for directors, officers and employees that provides for non-qualified and incentive stock options to be issued enabling holders thereof to purchase common shares of our stock at exercise prices determined by our Board of Directors. The Plan was approved by our stockholders in August 2001, and the Plan terminated in August, 2010.

The purpose of this Plan was to advance our interests and those of its stockholders by providing a means of attracting and retaining key employees, directors and consultants. Participants in the Plan included our officers, directors, other key employees and consultants who had responsibilities affecting our management, development or financial success.

Awards may have been made under the Plan in the form of Plan options, shares of our common stock subject to a vesting schedule based upon certain performance objectives ("Performance Shares") and shares subject to a vesting schedule based on the recipient's continued employment ("restricted shares"). Plan options could have either been options qualifying as incentive stock options under Section 422 of the Internal Revenue Code of 1986, as amended or options that do not so qualify. Any incentive stock option granted under the Plan had to provide for an exercise price of not less than 100% of the fair market value of the underlying shares on the date of such grant, but the exercise price of any incentive option granted to an eligible employee owning more than 10% of our common stock had to be at least 110% of such fair market value as determined on the date of the grant. Only persons who were officers or other key employees are eligible to receive incentive stock options and performance share grants. Any non-qualified stock option granted under the Plan had to provide for an exercise price of not less than 50% of the fair market value of the underlying shares on the date of such grant.

As amended in fiscal 2011, the Plan permitted the grant of options and shares for up to 60,000,000 shares of our common stock.

The term of each Plan option and the manner in which it may have been exercised was determined by the Board of Directors, provided that no Plan option could be exercisable more than three years after the date of its grant and, in the case of an incentive option granted to an eligible employee owning more than 10% of our common stock, no more than five years after the date of the grant. The exercise price of the stock options could be paid in either cash, or delivery of unrestricted shares of common stock having a fair market value on the date of delivery equal to the exercise price, or by surrender of shares of common stock subject to the stock option which had a fair market value equal to the total exercise price at the time of exercise, or a combination of the foregoing methods.

In August 2012, the Board of Directors adopted the 2012 Equity Compensation Plan (the "2012 Plan") for directors, officers and employees that provides for non-qualified and incentive stock options to be issued enabling holders thereof to purchase common shares of our stock at exercise prices determined by our Board of Directors.

The purpose of the 2012 Plan is to advance our interests and those of its stockholders by providing a means of attracting and retaining key employees, directors and consultants. In order to serve this purpose, we believe the 2012 Plan encourages and enables key employees, directors and consultants to participate in its future prosperity and growth by providing them with incentives and compensation based on its performance, development and financial success. Participants in the Plan may include our officers, directors, other key employees and consultants who have responsibilities affecting our management, development or financial success.

Awards may be made under the 2012 Plan in the form of plan options, shares of our common stock subject to a vesting schedule based upon certain performance objectives ("Performance Shares") and shares subject to a vesting schedule based on the recipient's continued employment ("restricted shares"). Plan options may either be options qualifying as incentive stock options under Section 422 of the Internal Revenue Code of 1986, as amended or options that do not so qualify. Any incentive stock option granted under the 2012 Plan must provide for an exercise price of not less than 100% of the fair market value of the underlying shares on the date of such grant, but the exercise price of any incentive option granted to an eligible employee owning more than 10% of our common stock must be at least 110% of such fair market value as determined on the date of the grant. Only persons who are officers or other key employees are eligible to receive incentive stock options and performance share grants. Any non-qualified stock option granted under the 2012 Plan must provide for an exercise price of not less than 50% of the fair market value of the underlying shares on the date of such grant.

The 2012 Plan permits the grant of options and shares for up to 25,000,000 shares of our common stock. The 2012 Plan terminates 10 years from the date of the 2012 Plan's adoption by our stockholders.

The term of each 2012 Plan option and the manner in which it may be exercised is determined by the Board of Directors, provided that no 2012 Plan option may be exercisable more than three years after the date of its grant and, in the case of an incentive option granted to an eligible employee owning more than 10% of our common stock, no more than five years after the date of the grant. The exercise price of the stock options may be paid in either cash, or delivery of unrestricted shares of common stock having a fair market value on the date of delivery equal to the exercise price, or surrender of shares of common stock subject to the stock option which has a fair market value equal to the total exercise price at the time of exercise, or a combination of the foregoing methods.

The fair value of stock options granted was estimated at the date of grant using the Black-Scholes options pricing model. We used the following assumptions for determining the fair value of options granted under the Black-Scholes option pricing model:

	Year Ended September 30,
	2012	2011
Expected volatility	36% -278%	N/A
Expected term	1 - 3 Years	N/A
Risk-free interest rate	0.17% - 0.62%	N/A
Forfeiture Rate	0% - 45%	N/A
Expected dividend yield	0%	N/A

The expected volatility was determined with reference to the historical volatility of our stock. We use historical data to estimate option exercise, employee termination, and forfeiture rate within the valuation model. The expected term of options granted represents the period of time that options granted are expected to be outstanding. The risk-free interest rate for periods within the contractual life of the option is based on the U.S. Treasury rate in effect at the time of grant.

For the year ended September 30, 2012, total stock-based compensation charged to operations for option-based arrangements amounted to $59,226. At September 30, 2012, there was approximately $336,181 of total unrecognized compensation expense related to non-vested option-based compensation arrangements under the Plan.

A summary of the status of our outstanding stock options as of September 30, 2012 and changes during the period ending on that date is as follows:

	Year Ended September 30,			Year Ended September 30,
	2012			2011
		Weighted			Weighted
		Average	Aggregate		Average	Aggregate
		Exercise	Intrinsic		Exercise	Intrinsic
		Price	Value		Price	Value
Stock options
Balance at beginning of year	4,104,487	$0.375		11,604,404	$0.27	$
Granted	8,079,185	0.079		-	$-	-
Exercised	(1,532,325)	$0.167		(6,791,361)	$0.19	-
Forfeited	(2,298,162)	$0.554		(708,556)	$0.50
Balance at end of year	8,353,185	$0.0773	$	4,104,487	$0.375	$184,493

Options exercisable at end of year	1,307,333	$0.0649	$	3,647,720	$0.40	$155,252

Weighted average fair value of options granted during the year		$0.079			$-

The following table summarizes information about employee stock options outstanding at September 30, 2012:

	Options Outstanding			Options Exercisable
		Weighted
	Number	Average	Weighted	Number	Weighted
Range of	Outstanding at	Remaining	Average	Exercisable at	Average
Exercise	September 30,	Contractual	Exercise	September 30,	Exercise
Price	2012	Life	Price	2012	Price
$0.001-0.25	8,328,185	3.79 Years	$0.0764	1,282,333	$0.06
0.30-0.48	25,000	0.47 Years	0.37	25,000	0.37
	8,353,185		$0.077	1,307,333	$0.065

INVESTMENTS	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012
INVESTMENTS [Abstract]
INVESTMENTS

NOTE 7 - INVESTMENTS

(a) Summary of Investments

Marketable Equity Securities:

As of December 31, 2012, the Company's investments in marketable equity securities are based on the December 31, 2012 stock price as reflected on the OTCBB, reduced by a discount factor if those shares have selling restrictions. These marketable equity securities are summarized as follows:

December 31, 2012	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Publicly traded equity securities	$81,000	$125,400	$-	$206,400

Total	$81,000	$125,400	$-	$206,400

September 30, 2012	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Publicly traded equity securities	$81,000	$228,600	$-	$309,600

Total	$81,000	$228,600	$-	$309,600

The unrealized gains are presented in comprehensive income in the consolidated statement of operations and comprehensive income.

(b) Unrealized Gains and Losses on Investments

The following table summarizes the unrealized net gains (losses) associated with the Company's investments:

	Three Months Ended
	December 31
	2012	2011

Net gains/(loss) on investments in publicly traded equity securities	$(103,200)	$(64,000)

Net gains on investments	$(103,200)	$(64,000)

NOTE 14 - INVESTMENTS

(a) Summary of Investments

Marketable Equity Securities:

In November, 2009 we acquired 800,000 shares of VOIS Inc. common stock for $48,000, and in March, 2012 we acquired an additional 3,300,000 shares of VOIS Inc. common stock for $33,000. In both instances the Company was able to negotiate a purchase price less than the then trading price of VOIS' common stock based upon the illiquid nature of the investment and the lack of any other willing purchasers for VOIS securities. Due to the illiquid nature of the VOIS Inc. common stock we applied a discount factor of 20% to the fair value of the marketable security on those shares acquired this fiscal year.

As of September 30, 2012, the Company's investments in marketable equity securities are based on the September 30, 2012 stock price as reflected on the OTCBB, reduced by a discount factor if those shares have selling restrictions. These marketable equity securities are summarized as follows:

SEPTEMBER 30, 2012	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Publicly traded equity securities	$81,000	$228,600	$-	$309,600

Total	$81,000	$228,600	$-	$309,600

The unrealized gains are presented in comprehensive income in the consolidated statement of operations and comprehensive income.

(b) Gains and Losses on Investments

The following table summarizes the realized net gains (losses) associated with the Company's investments:

	Fiscal Year Ended
	September 30
	2012	2011

Net gains/(loss) on investments in publicly traded equity securities	$192,360	$67,200

Net gains on investments	$192,360	$67,200

On January 1, 2008, the Company adopted ASC 820, which, among other things, defines fair value, establishes a consistent framework for measuring fair value and expands disclosure for each major asset and liability category measured at fair value on either a recurring or nonrecurring basis. The Company did not adopt the ASC 820 fair value framework for nonfinancial assets and liabilities, except for items that are recognized or disclosed at fair value in the financial statements at least annually. ASC 820 clarifies that fair value is an exit price, representing the amount that would either be received to sell an asset or be paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1.Observable inputs such as quoted prices in active markets for identical assets or liabilities;

Level 2.Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly; and

Level 3.Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

Investment Measured at Fair Value on a Recurring Basis:

	Fair Value Measurements Using:
	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Marketable Equity Securities, net of discount for effect of restriction	$-	$-	$309,600

We categorize the securities as investments in marketable securities available for sale. These securities are quoted either on an exchange or inter-dealer quotation (pink sheet) system. The securities are restricted and cannot be readily resold by us absent a registration of those securities under the Securities Act or the availabilities of an exemption from the registration requirements under the Securities Act. As these securities are often restricted, we are unable to liquidate them until the restriction is removed. Unrealized gains or losses on marketable securities available for sale are recognized as an element of comprehensive income based on changes in the fair value of the security. Once liquidated, realized gains or losses on the sale of marketable securities available for sale are reflected in our net income for the period in which the security was liquidated.

Under the guidance of ASC 320, "Investments", we periodically evaluate other-than-temporary impairment (OTTI) of securities to determine whether a decline in their value is other than temporary. Management utilizes criteria such as the magnitude and duration of the decline, in addition to the reasons underlying the decline, to determine whether the loss in value is other than temporary. The term "other-than-temporary" is not intended to indicate that the decline is permanent. It indicates that the prospects for a near term recovery of value are not necessarily favorable, or that there is a lack of evidence to support fair values equal to, or greater than, the carrying value of the investment. Once a decline in value is determined to be other than temporary, the value of the security is reduced and a corresponding impairment charge to earnings is recognized. In the assessment of OTTI for various securities at September 30, 2012 the guidance in ASC 320, "the Investment-Debt and Equity Securities," is carefully followed.

There were no impairment charges on investments in publicly traded equity securities for the year ended September 30, 2012 or for the year ended September 30, 2011.

The Company has evaluated its publicly traded equity securities as of September 30, 2012, and has determined that there were no unrealized losses that indicate an other-than-temporary impairment. This determination was based on several factors, which include the length of time and extent to which fair value has been less than the cost basis and the financial condition and near-term prospects of the issuer, and the Company's intent and ability to hold the publicly traded equity securities for a period of time sufficient to allow for any anticipated recovery in market value.

COMPREHENSIVE INCOME (LOSS)	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012
COMPREHENSIVE INCOME (LOSS) [Abstract]
COMPREHENSIVE INCOME (LOSS)

NOTE 9 - COMPREHENSIVE INCOME (LOSS)

Comprehensive income (loss) is comprised of net income (loss) and other comprehensive income or loss. Other comprehensive income or loss refers to revenue, expenses, gains and losses that under accounting principles generally accepted in the United States are included in comprehensive income but excluded from net income as these amounts are recorded directly as an adjustment to stockholders' equity.

Our accumulated other comprehensive income consists of unrealized gains on marketable securities available for sale of $125,400 at December 31, 2012, and $228,600 at September 30, 2012.

NOTE 15 - COMPREHENSIVE INCOME (LOSS)

Comprehensive income is comprised of net income and other comprehensive income or loss. Other comprehensive income or loss refers to revenue, expenses, gains and losses that under accounting principles generally accepted in the United States are included in comprehensive income but excluded from net income as these amounts are recorded directly as an adjustment to stockholders' equity.

Our other comprehensive income consists of unrealized gains on marketable securities available for sale of $228,600.

SEGMENT REPORTING	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012
SEGMENT REPORTING [Abstract]
SEGMENT REPORTING

NOTE 15 - SEGMENT REPORTING

Although the Company has a number of operating divisions, separate segment data has not been presented as they meet the criteria for aggregation as permitted by ASC Topic 280, "Segment Reporting" (formerly Statement of Financial Accounting Standards (SFAS) No. 131, "Disclosures About Segments of an Enterprise and Related Information").

Our chief operating decision-maker is considered to be our Chief Executive Officer (CEO). The CEO reviews financial information presented on a consolidated basis for purposes of making operating decisions and assessing financial performance. The financial information reviewed by the CEO is identical to the information presented in the accompanying consolidated statements of operations. Therefore, the Company has determined that it operates in a single operating segment, specifically, web communications services. For the periods ended December 31, 2012 and 2011 all material assets and revenues of the Company were in the United States.

NOTE 16 - SEGMENT REPORTING

Although the Company has a number of operating divisions, separate segment data has not been presented as they meet the criteria for aggregation as permitted by ASC Topic 280, "Segment Reporting" (formerly Statement of Financial Accounting Standards (SFAS) No. 131, "Disclosures About Segments of an Enterprise and Related Information").

Our chief operating decision-maker is considered to be our Chief Executive Officer (CEO). The CEO reviews financial information presented on a consolidated basis for purposes of making operating decisions and assessing financial performance. The financial information reviewed by the CEO is identical to the information presented in the accompanying consolidated statements of operations. Therefore, the Company has determined that it operates in a single operating segment, specifically, web communications services. For the periods ended September 30, 2012 and 2011 all material assets and revenues of the Company were in the United States.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Sep. 30, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 17 - COMMITMENTS AND CONTINGENCIES

We are a party to litigation which arises primarily in the ordinary course of business. In the opinion of management, the ultimate disposition of such litigation should not have a material adverse effect on our financial position or results of operations.

FAIR VALUE MEASUREMENTS	3 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENTS [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 8 - FAIR VALUE MEASUREMENTS

Investment Measured at Fair Value on a Recurring Basis:

	Fair Value Measurements Using:
	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2012
Marketable Equity Securities, net of discount for effect of restriction	$-	$-	$206,400

Liabilities:
Derivative liabilities	$-	$-	$484,368

September 30, 2012
Marketable Equity Securities, net of discount for effect of restriction	$-	$-	$309,600

Liabilities:
Derivative liabilities	$-	$-	$1,104,499

We categorize the securities as investments in marketable securities available for sale. These securities are quoted either on an exchange or inter-dealer quotation (pink sheet) system. The securities are restricted and cannot be readily resold by us absent a registration of those securities under the Securities Act of 1933 (the "Securities Act") or the availabilities of an exemption from the registration requirements under the Securities Act. As these securities are often restricted, we are unable to liquidate them until the restriction is removed. Unrealized gains or losses on marketable securities available for sale are recognized as an element of comprehensive income based on changes in the fair value of the security. Once liquidated, realized gains or losses on the sale of marketable securities available for sale are reflected in our net income for the period in which the security was liquidated.

There were no impairment charges on investments in publicly traded equity securities for the three months ended December 31, 2012 or 2011.

The Company has evaluated its publicly traded equity securities as of December 31, 2012, and has determined that there were no unrealized losses that indicate an other-than-temporary impairment. This determination was based on several factors, which include the length of time and extent to which fair value has been less than the cost basis and the financial condition and near-term prospects of the issuer, and the Company's intent and ability to hold the publicly traded equity securities for a period of time sufficient to allow for any anticipated recovery in market value.

SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS

NOTE 16 - SUBSEQUENT EVENTS

The Company has evaluated subsequent events through the filing date of this Form 10-Q, and determined that no subsequent events have occurred that would require recognition in the financial statements or disclosure in the notes thereto other than as discussed in the accompanying notes.

NOTE 18 - SUBSEQUENT EVENTS

On November 2, 2012 IceWEB, Inc. entered into a Loan Agreement with IWEB Growth Fund, LLC, a Virginia limited liability company ("IWEB Growth Fund") which was recently established by Messrs. Compton, Bush, Carosi, Pirtle and Stavish and General Soyster, our independent directors. Ms. My Le Phuong, an employee of our company, serves as manager of the IWEB Growth Fund. Under the terms of the Loan Agreement, IWEB Growth Fund agreed to make one or more loans to us up to the total principal amount of $1.5 million. The lending of any amounts under the Loan Agreement is conditioned upon the negotiation of notes and related loan documents which contain terms and conditions that are acceptable to the lender to be determined at the time of the loans. We agreed to grant IWEB Growth Fund a security interest in our assets as collateral for these loans, which such security interest is subordinate to the interest of our primary lender Sand Hill Finance, LLC. In the event we should default under the terms of the Loan Agreement, IWEB Growth Fund is entitled to declare all amounts advanced under the various notes immediately due and payable. An event of default includes a breach by us of any covenant, representation or warranty in the Loan Agreement or a default under any note entered into with the lender.

Between November 9, 2012 and November 13, 2012, IWEB Growth Fund lent us an aggregate of $111,000.00 under the terms of 6 separate Confession of Judgment Promissory Notes. These notes, which are identical in their terms other than the dates and principal amounts, are for a one year term and bear interest at 12% per annum payable at maturity. Embodied in each of the notes is a confession of judgment which means that should we default upon the payment of the note, we have agreed to permit IWEB Growth Fund to enter a judgment against us in the appropriate court in Virginia before filing suit against us for collection of the amounts. Pursuant to the terms of the Loan Agreement, we paid IWEB Growth Fund's expenses of $1,500 for the preparation of the Loan Agreement and related documents. We are using the net proceeds from these initial loans for general working capital.

The Company has evaluated subsequent events through the filing date of this Form 10-K, and determined that no subsequent events have occurred that would require recognition in the financial statements or disclosure in the notes thereto other than as discussed in the accompanying notes.

BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policy)	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Principles of Consolidation

Principles of Consolidation

The accompanying consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles and include the accounts of the Company and its wholly-owned subsidiaries. All significant intercompany transactions and balances have been eliminated in consolidation.

Principles of Consolidation

The accompanying consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles and include the accounts of the Company and its wholly-owned subsidiaries. All significant intercompany transactions and balances have been eliminated in consolidation.

Reclassifications

Reclassifications

Certain reclassifications have been made to previously reported amounts to conform to 2012 amounts. The reclassifications had no impact on previously reported results of operations or shareholders' deficit.

Going Concern

Going Concern

We have had losses since inception that raise doubt about our ability to continue as a going concern. In addition and as discussed further in Note 5, we are not in compliance with debt covenants under our Financing Agreements with Sand Hill Finance LLC. For the year ended September 30, 2012 we incurred a net loss of $6,485,048 and for the three months ended December 31, 2012 we incurred a net loss of $791,126, had a use of cash in operating activities of $746,583, and had negative working capital of $2,270,876. The consolidated financial statements do not include any adjustments related to the recovery and classification of recorded assets, or the amounts and classification of liabilities that might be necessary in the event we cannot continue in existence.

Management has established plans intended to increase the sales of our products and services. Management intends to seek new capital from new equity securities offerings to provide funds needed to increase liquidity, fund growth, and implement its business plan. However, no assurances can be given that we will be able to raise any additional funds.

Going Concern

Our auditors stated in their report on the consolidated financial statements of the Company for the years ended September 30, 2012 and 2011 that we have had losses since inception that raise doubt about our ability to continue as a going concern. In addition and as discussed further in Note 6, we are not in compliance with debt covenants under our Financing Agreements with Sand Hill Finance LLC. For the year ended September 30, 2011 we incurred a net loss of $4,705,291 and for the year ended September 30, 2012 we incurred a net loss of $6,485,048. The consolidated financial statements do not include any adjustments related to the recovery and classification of recorded assets, or the amounts and classification of liabilities that might be necessary in the event we cannot continue in existence.

Management has established plans intended to increase the sales of our products and services. Management intends to seek new capital from new equity securities offerings to provide funds needed to increase liquidity, fund growth, and implement its business plan. However, no assurances can be given that we will be able to raise any additional funds.

Marketable Securities

Investments in Marketable Securities

IceWEB accounts for marketable equity securities in accordance with ASC 320, "Investment - Debt and Equity Securities" with any unrealized gains and losses included as a net amount as a separate component of stockholders' equity. Certain securities that we may invest in may be determined to be non-marketable. Non-marketable securities where we own less than 20% of the investee are accounted for at cost pursuant to APB No. 18, "The Equity Method of Accounting for Investments in Common Stock".

Management determines the appropriate classification of its investments at the time of acquisition and reevaluates such determination at each balance sheet date. Trading securities that we may hold are treated in accordance with SFAS No. 115 with any unrealized gains and losses included in earnings. Available-for-sale securities are carried at fair value, with unrealized gains and losses, net of tax, reported as a separate component of stockholders'equity (deficit). Investments classified as held-to-maturity are carried at amortized cost. In determining realized gains and losses, the cost of the securities sold is based on the specific identification method.

Under the guidance of ASC 320, "Investments", we periodically evaluate other-than-temporary impairment (OTTI) of securities to determine whether a decline in their value is other than temporary. Management utilizes criteria such as the magnitude and duration of the decline, in addition to the reasons underlying the decline, to determine whether the loss in value is other than temporary. The term "other-than-temporary" is not intended to indicate that the decline is permanent. It indicates that the prospects for a near term recovery of value are not necessarily favorable, or that there is a lack of evidence to support fair values equal to, or greater than, the carrying value of the investment. Once a decline in value is determined to be other than temporary, the value of the security is reduced and a corresponding impairment charge to earnings is recognized. In the assessment of OTTI for various securities at September 30, 2012 the guidance in ASC 320, "the Investment-Debt and Equity Securities," is carefully followed.

Marketable Securities

IceWEB accounts for the purchase of marketable equity securities in accordance with FASB Accounting Standards Codification (ASC) 320, "Investment - Debt and Equity Securities" with any unrealized gains and losses included as a net amount as a separate component of stockholders' equity. However, those securities may not have the trading volume to support the stock price if the Company were to sell all their shares in the open market at once, so the Company may have a loss on the sale of marketable securities even though they record marketable equity securities at the current market value.

Use of Estimates

Use of Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the balance sheets and the reported amounts of sales and expenses during the reporting periods. Actual results could differ from those estimates. Significant estimates in 2012 and 2011 include the allowance for doubtful accounts, the valuation of stock-based compensation, the allowance for inventory obsolescence, derivative liabilities, and the useful life of property and equipment and intangible assets, and litigation reserves.

Use of Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the balance sheets and the reported amounts of sales and expenses during the reporting periods. Actual results could differ from those estimates. Significant estimates in 2012 and 2011 include the allowance for doubtful accounts, the valuation of stock-based compensation, the allowance for inventory obsolescence and the useful life of property and equipment and intangible assets, derivative liabilities, and litigation reserves.

Cash and Cash Equivalents	Cash and Cash Equivalents We consider all highly liquid debt instruments with original maturities of three months or less to be cash equivalents.	Cash and Cash Equivalents We consider all highly liquid debt instruments with original maturities of three months or less to be cash equivalents.
Accounts Receivable

Accounts Receivable

Accounts receivable consists of normal trade receivables. We recorded a bad debt allowance of $409,000 as of December 31, 2012. Management performs ongoing evaluations of its accounts receivable and has provided a general reserve for bad debt. Management believes that all remaining receivables are fully collectable. Bad debt expense amounted to $0 for the three months ended December 31, 2012 and 2011.

Accounts Receivable

Accounts receivable consists of normal trade receivables. We recorded a bad debt allowance of $409,000 as of September 30, 2012. Management performs ongoing evaluations of its accounts receivable. Management believes that all remaining receivables are fully collectable. Bad debt expense amounted to $0 for year ended September 30, 2012.

Derivative Liability

Derivative Liability

Derivatives are required to be recorded on the balance sheet at fair value (see Note 11). These derivatives, including embedded derivatives in the Company's structured borrowings and warrants, are separately valued and accounted for on the Company's balance sheet with changes in fair value charged to operations. Fair values for exchange traded securities and derivatives are based on quoted market prices. Where market prices are not readily available, fair values are determined using market based pricing models incorporating readily observable market data and requiring judgment and estimates. In addition, additional disclosures is required about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for and (c) how derivative instruments and related hedged items affect an entity's financial position, financial performance, and cash flows.

Derivative Liability

The Company issued warrants to purchase the Company's common stock in connection with the issuance of convertible debt, which contain certain ratchet provisions that reduce the exercise price of the warrants or the conversion price in certain circumstances. Upon the Company's adoption of the Derivative and Hedging Topic of ASC 815 on January 1, 2009, the Company determined that the warrants and/or the conversion features with provisions that reduce the exercise price of the warrants did not qualify for a scope exception under ASC 815 as they were determined not to be indexed to the Company's stock as prescribed by ASC 815.

Derivatives are required to be recorded on the balance sheet at fair value (see Note 7). These derivatives, including embedded derivatives in the Company's structured borrowings, are separately valued and accounted for on the Company's balance sheet. Fair values for exchange traded securities and derivatives are based on quoted market prices. Where market prices are not readily available, fair values are determined using market based pricing models incorporating readily observable market data and requiring judgment and estimates. In addition, additional disclosures is required about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for and (c) how derivative instruments and related hedged items affect an entity's financial position, financial performance, and cash flows.

Fair Value Measurements

Fair Value Measurements

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The established fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value:

Level 1: Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities that are not active; and model-driven valuations whose inputs are observable or whose significant value drivers are observable. Valuations may be obtained from, or corroborated by, third-party pricing services.

Level 3: Unobservable inputs to measure fair value of assets and liabilities for which there is little, if any market activity at the measurement date, using reasonable inputs and assumptions based upon the best information at the time, to the extent that inputs are available without undue cost and effort.

Fair Value Measurements

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The established fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value:

Level 1: Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities that are not active; and model-driven valuations whose inputs are observable or whose significant value drivers are observable. Valuations may be obtained from, or corroborated by, third-party pricing services.

Level 3: Unobservable inputs to measure fair value of assets and liabilities for which there is little, if any market activity at the measurement date, using reasonable inputs and assumptions based upon the best information at the time, to the extent that inputs are available without undue cost and effort.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company's financial instruments, including cash and cash equivalents, receivables, accounts payable and accrued liabilities and notes payable are carried at cost, which approximates their fair value, due to the relatively short maturity of these instruments.

Our derivative financial instruments, consisting of embedded conversion features in our convertible debt, which are required to be measured at fair value on a recurring basis under FASB ASC 815-15-25 or FASB ASC 815 as of December 31, 2012 are measured at fair value, using a Black-Scholes valuation model which approximates a binomial lattice valuation methodology utilizing Level 3 inputs. Level 3 inputs are unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities (see Note 8).

Fair Value of Financial Instruments

The Company's financial instruments, including cash and cash equivalents, receivables, accounts payable and accrued liabilities and notes payable are carried at cost, which approximates their fair value, due to the relatively short maturity of these instruments.

Our derivative financial instruments, consisting of embedded conversion features in our convertible debt, which are required to be measured at fair value on a recurring basis under FASB ASC 815-15-25 or FASB ASC 815 as of September 30, 2012 are measured at fair value, using a Black-Scholes valuation model which approximates a binomial lattice valuation methodology utilizing Level 3 inputs. Level 3 inputs are unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities (see Note 7).

Inventory	Inventory Inventory is valued at the lower of cost or market, on an average cost basis.	Inventory Inventory is valued at the lower of cost or market, on an average cost basis.
Property and Equipment

Property and Equipment

Property and equipment is stated at cost, net of accumulated depreciation. Depreciation expense is recorded by using the straight-line method over the estimated useful lives of the related assets.

Property and Equipment

Property and equipment is stated at cost, net of accumulated depreciation. Depreciation expense is recorded by using the straight-line method over the estimated useful lives of the related assets.

Software Development Costs

Software Development Costs

The costs for the development of new software products and substantial enhancements to existing software products are expensed as incurred until technological feasibility has been established, at which time any additional costs would be capitalized in accordance with the accounting guidance for software.

Because our current process for developing software is essentially completed concurrently with the establishment of technological feasibility, which occurs upon the completion of a working model, no costs have been capitalized for any of the periods presented.

Intangible Assets

Intangible Assets

Intangible assets, net consists of the cost of acquired customer relationships. We capitalize and amortize the cost of acquired intangible assets over their estimated useful lives on a straight-line basis. The Company periodically reevaluates the carrying value of its intangible assets for events or changes in circumstances that indicate that the carrying value may not be recoverable. As part of this reevaluation, the Company estimates the future cash flows expected to result from the use of the asset. If the sum of the expected future cash flows is less than the carrying amount of the asset, an impairment loss is recognized to reduce the carrying value of the intangible asset to the estimated fair value of the asset.

Intangible Assets

Intangible assets, net consists of the cost of acquired customer relationships. We capitalize and amortize the cost of acquired intangible assets over their estimated useful lives on a straight-line basis. The Company periodically reevaluates the carrying value of its intangible assets for events or changes in circumstances that indicate that the carrying value may not be recoverable. As part of this reevaluation, the Company estimates the future cash flows expected to result from the use of the asset. If the sum of the expected future cash flows is less than the carrying amount of the asset, an impairment loss is recognized to reduce the carrying value of the intangible asset to the estimated fair value of the asset.

Long-lived Assets

Long-lived Assets

In accordance with ASC Topic 360, "Property, Plant, and Equipment" (formerly SFAS 144, "Accounting for the Impairment or Disposal of Long-Lived Assets"), we review the carrying value of intangibles and other long-lived assets for impairment at least annually or whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of long-lived assets is measured by comparison of its carrying amount to the undiscounted cash flows that the asset or asset group is expected to generate. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the property, if any, exceeds its fair market value.

Long-lived Assets

In accordance with ASC Topic 360, "Property, Plant, and Equipment" (formerly SFAS 144, "Accounting for the Impairment or Disposal of Long-Lived Assets"), we review the carrying value of intangibles and other long-lived assets for impairment at least annually or whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of long-lived assets is measured by comparison of its carrying amount to the undiscounted cash flows that the asset or asset group is expected to generate. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the property, if any, exceeds its fair market value.

Advertising	Advertising Advertising costs are expensed as incurred and amounted to $18,308 in fiscal Q1 2012 and $13,241 in fiscal Q1 2011.	Advertising Advertising costs are expensed as incurred and amounted to $93,975 in fiscal 2012 and $215,428 in fiscal 2011.
Revenue Recognition

Revenue Recognition

We follow the guidance of Accounting Standards Codification (ASC) Topic 605, "Revenue Recognition" (formerly Staff Accounting Bulletin (SAB) No. 104, "Revenue Recognition") for revenue recognition. In general, we record revenue when persuasive evidence of an arrangement exists, services have been rendered or product delivery has occurred, the sales price to the customer is fixed or determinable, and collectability is reasonably assured. The following policies reflect specific criteria for our various revenues streams:

Revenues from sales of products are generally recognized when products are shipped unless the Company has obligations remaining under sales or licensing agreements, in which case revenue is either deferred until all obligations are satisfied or recognized ratably over the term of the contract.

Revenue Recognition

We follow the guidance of ASC Topic 605, "Revenue Recognition" (formerly Staff Accounting Bulletin (SAB) No. 104, "Revenue Recognition") for revenue recognition. In general, we record revenue when persuasive evidence of an arrangement exists, services have been rendered or product delivery has occurred, the sales price to the customer is fixed or determinable, and collectability is reasonably assured. The following policies reflect specific criteria for our various revenues streams:

Revenues from sales of products are generally recognized when products are shipped unless the Company has obligations remaining under sales or licensing agreements, in which case revenue is either deferred until all obligations are satisfied or recognized ratably over the term of the contract.

Revenue from services is recorded as it is earned. Commissions earned on third party sales are recorded in the month in which contracts are awarded. Amounts billed in advance of services being provided are recorded as deferred revenues and recognized in the consolidated statement of operations as services are provided.

Earnings per Share

Earnings per Share

We compute earnings per share in accordance with ASC Topic 260, "Earnings Per Share" (formerly SFAS No. 128, "Earnings per Share"). Under the provisions of ASC Topic 260, basic earnings per share is computed by dividing the net income (loss) for the period by the weighted average number of common shares outstanding during the period. Diluted earnings per share is computed by dividing the net income (loss) for the period by the weighted average number of common and potentially dilutive common shares outstanding during the period. Potentially dilutive common shares consist of the common shares issuable upon the exercise of stock options and warrants (using the treasury stock method) and upon the conversion of convertible preferred stock (using the if-converted method). Potentially dilutive common shares are excluded from the calculation if their effect is antidilutive. At December 31, 2012 and 2011, there were options and warrants to purchase 137,434,996 shares and 110,210,221 shares of common stock, as adjusted, and 626,667 shares issuable upon conversion of Series B preferred stock outstanding, respectively, which could potentially dilute future earnings per share.

Earnings per Share

We compute earnings per share in accordance with ASC Topic 260, "Earnings Per Share" Under the provisions of ASC Topic 260, basic earnings per share is computed by dividing the net income (loss) for the period by the weighted average number of common shares outstanding during the period. Diluted earnings per share is computed by dividing the net income (loss) for the period by the weighted average number of common and potentially dilutive common shares outstanding during the period. Potentially dilutive common shares consist of the common shares issuable upon the exercise of stock options and warrants (using the treasury stock method) and upon the conversion of convertible preferred stock (using the if-converted method). Potentially dilutive common shares are excluded from the calculation if their effect is antidilutive. At September 30, 2012, there were options and warrants to purchase 126,787,358 shares of common stock, 626,667 shares issuable upon conversion of Series B preferred stock, and no shares of Series C preferred stock outstanding which could potentially dilute future earnings per share.

Stock-Based Compensation

Stock-Based Compensation

As more fully described in Note 14, we have a stock option plan that provides for non-qualified and incentive stock options to be issued to directors, officers, employees and consultants (the 2012 Equity Compensation Plan (the "Plan").

We account for stock-based compensation to employees under ASC Topic 718, "Compensation - Stock Compensation, "Share-Based Payments using the modified-prospective-transition method. Under that method, compensation cost is recognized.

Stock-Based Compensation

As more fully described in Note 13, we have a stock option plan that provides for non-qualified and incentive stock options to be issued to directors, officers, employees and consultants (the 2012 Equity Compensation Plan (the "Plan").

Prior to October 1, 2005, we accounted for stock options issued under the Plan under the recognition and measurement provisions of APB Opinion No. 25, Accounting for Stock Issued to Employees, and related interpretations, as permitted by ASC Topic 718, "Compensation - Stock Compensation, "Share-Based Payments". No stock-based compensation cost related to employee stock options was recognized in the Consolidated Statement of Operations for the year ended September 30, 2005 as all options granted under the Plan had an exercise price equal to the market value of the underlying common stock on the date of grant.

Recently Issued Accounting Standards

Recently Adopted Accounting Pronouncements

In the first quarter of fiscal year 2013, the Company adopted Accounting Standards Update No. 2011-05, Comprehensive Income (Topic 220)-Presentation of Comprehensive Income and Accounting Standards Update No. 2011-12, Comprehensive Income (Topic 220)-Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05. The adoption of these amended standards impacted the presentation of other comprehensive income, as the Company elected to present two separate but consecutive statements, but did not impact our financial position or results of operations.

Various accounting standards that have been issued or proposed by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption.

Recently Issued Accounting Standards

In May 2011, the FASB issued Accounting Standards Update ("ASU") No. 2011-04, "Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards" ("IFRS"). The amendments in this ASU generally represent clarification of Topic 820, but also include instances where a particular principle or requirement for measuring fair value or disclosing information about fair value measurements has changed. This update results in common principles and requirements for measuring fair value and for disclosing information about fair value measurements in accordance with generally accepted accounting principles (GAAP) and IFRS. The amendments are effective for interim and annual periods beginning after December 15, 2011 and are to be applied prospectively. Early application is not permitted. We do not expect the adoption of ASU 2011-04 will have a material impact on the Company's consolidated financial statements.

In June 2011, the FASB issued ASU No. 2011-05, "Comprehensive Income (Topic 220): Presentation of Comprehensive Income" (amended further under ASU No. 2011-12 in December 2011). This guidance eliminates the current option to report other comprehensive income and its components in the statement of changes in equity. The guidance allows two presentation alternatives; present items in net income and other comprehensive income in one continuous statement, referred to as the statement of comprehensive income, or in two separate, but consecutive, statements of net income and other comprehensive income. This guidance is effective as of the beginning of a fiscal year that begins after December 15, 2011. Early adoption is permitted, but full retrospective application is required under both sets of accounting standards. The Company is currently evaluating which presentation alternative it will utilize.

In September 2011, the FASB issued ASU No. 2011-08, "Intangibles-Goodwill and Other (Topic 350): Testing Goodwill for Impairment", which simplifies how entities test goodwill for impairment. Previous guidance under Topic 350 required an entity to test goodwill for impairment using a two-step process on at least an annual basis. First, the fair value of a reporting unit was calculated and compared to its carrying amount, including goodwill. Second, if the fair value of a reporting unit was less than its carrying amount, the amount of impairment loss, if any, was required to be measured. Under the amendments in this update, an entity has the option to first assess qualitative factors to determine whether the existence of events or circumstances leads the entity to determine that it is more likely than not that its fair value is less than its carrying amount. If after assessing the totality of events or circumstances, an entity determines that it is not more likely than not that the fair value of the reporting unit is less than its carrying amount, then the two-step impairment test is unnecessary. If the entity concludes otherwise, then it is required to test goodwill for impairment under the two-step process as described in Topic 350 under paragraphs 350-20-35-4 and 350-20-35-9 under Topic 350. The amendments are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011 and early adoption is permitted. The Company is currently evaluating whether early adoption is necessary.

In December 2011, the FASB issued ASU No, 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements on its financial position. This includes the effect or potential effect of rights of offset associated with an entity's recognized assets and recognized liabilities and require improved information about financial instruments and derivative instruments that are either (1) offset in accordance with Section 210-20-45 or Section 815-10-45 or (2) subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in accordance with Section 210-20-45 or Section 915-10-45. The amendments are effective for annual reporting periods beginning on or after January 1, 2013 and retrospective disclosure is required for all comparative periods presented. No early adoption is permitted. Currently, the Company does not enter into any right of offset arrangements and expects implementation to have little or no impact.

Impact of Recently Issued Accounting Pronouncements

In June 2011, the FASB issued ASU No. 2011-05, "Comprehensive Income (Topic 220): Presentation of Comprehensive Income (June 2011)." The amendments require that all non-owner changes in stockholders' equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In the two-statement approach, the first statement should present total net income and its components followed consecutively by a second statement that should present total other comprehensive income, the components of other comprehensive income, and the total of comprehensive income. The amendment is effective for fiscal years and interim periods within those years, beginning after December 15, 2011. The Company will adopt the two-statement approach.

PROPERTY AND EQUIPMENT (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

	Estimated Life	December 31, 2012	September 30, 2012
Office equipment	5 years	$644,020	$644,020
Computer software	3 years	29,523	29,523
Leasehold improvements	5 years	1,033,495	1,033,495
		1,707,038	1,707,038

Less: accumulated depreciation		(1,225,268)	(1,207,253)

		$481,770	$499,785

	Estimated Life	2012	2011
Office equipment	5 years	$644,020	$836,041
Computer software	3 years	29,523	612,379
Furniture and fixtures	5 years	-	261,385
Leasehold improvements	5 years	1,033,495	1,026,470
		1,707,038	2,736,275

Less: accumulated depreciation		(1,207,253)	(2,483,440)

		$499,785	$252,835

INVENTORY (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012
INVENTORY [Abstract]
Schedule of Inventory
	December 31, 2012	September, 30, 2012
Raw materials	$177,634	$175,258
Work in progress	43,908	42,335
Finished goods	42,526	64,638
	$264,068	$282,231

	September 30, 2012	September 30, 2011
Raw materials	$175,258	$44,785
Work in progress	42,335	8,397
Finished goods	64,638	2,799
	282,231	55,981

Less: reserve for obsolescence	-	-

	$282,231	$55,981

INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2012
INCOME TAXES [Abstract]
Schedule of Deferred Tax Assets

	2012	2011
Deferred Tax Assets:
Tax benefit of net operating loss carry forward	$5,637,000	$4,324,000
Unpaid accrued salaries	13,000	24,000
Allowance for doubtful accounts	154,000	113,000
Amortization of leasehold improvements	339,000	271,000
	6,143,000	4,732,000

Less: valuation allowance	(6,143,000)	(4,732,000)

Net deferred tax assets	$-	$-

Reconciliation of Effective Tax Rate

	2012	2011
Computed "expected" tax benefit	(34.0)%	(34.0)%
State income taxes, net of federal tax benefit	(3.6)%	(3.6)%
Other permanent differences	13.6%	10.8%
Change in valuation allowance	24.0%	26.8%

Effective tax rate	0.0%	0.0%

CONVERTIBLE NOTES (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012
CONVERTIBLE NOTES [Abstract]
Schedule of Convertible Notes

	December 31,	September 30,
	2012	2012

Principal balance of convertible notes	$46,750	$164,469
Original issue discount, net	(5,294)	(5,399)
Beneficial conversion feature discount	(35,294)	(53,895)
Convertible notes, net of discount	$6,162	$105,175

	September 30,	September 30,
	2012	2011

Principal balance of convertible notes	$164,469	$-
Original issue discount, net	(5,399)	-
Debt discount	(53,895)	-
Convertible notes, net of discount	$105,175	$-

DERIVATIVE LIABILITIES (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012
DERIVATIVE LIABILITIES [Abstract]
Schedule of Derivative Warrant Liability

	Value	No. of Warrants
Warrants Issued on November 23, 2011- Derivative warrant liability	$1,750,000	105,012,247
Decrease in fair value of derivative warrant liability	(645,501)	(2,669,628)
Balance at September 30, 2012 - Derivative warrant liability	$1,104,499	102,342,619
Decrease in fair value of derivative warrant liability	(620,131)	-
Balance at December 31, 2012 - Derivative warrant liability	$484,368	102,342,619

	Value	No. of Warrants
Warrants Issued on November 23, 2011- Derivative warrant liability	$1,750,000	115,446,100
Decrease in fair value of derivative warrant liability	(645,501)	(2,669,628)

Balance at September 30, 2012 - Derivative warrant liability	$1,104,499	112,776,472

Schedule of Fair Value Assumptions Used for Derivative Warrant Liability

December 31,
2012
Current exercise price	$0.074
Time to expiration	3.90 years
Risk-free interest rate	0.72%
Estimated volatility	280.5%
Dividend	-0-
Stock price on December 31, 2012	$0.064
Expected forfeiture rate	90%

September 30,
2012
Exercise price	$0.074
Time to expiration	0.15 - 4.15 years
Risk-free interest rate	0.17% - 0.62%
Estimated volatility	278%
Dividend	-0-
Stock price on September 30, 2012	$0.092
Expected forfeiture rate	85%- 90%

STOCKHOLDERS' EQUITY (DEFICIT) (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012
STOCKHOLDERS' EQUITY (DEFICIT) [Abstract]
Schedule of Changes in Outstanding Common Stock Warrants

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Warrants	Price	Term	Value
Balance outstanding at September 30, 2012	118,434,173	$0.0844	3.84	-
Granted	10,433,853	$0.080	0.75	-
Exercised	0	$-	-	-
Forfeited	(25,000)	$1.000	-	-
Balance outstanding at December 31, 2012	128,843,026	$0.085	3.69	-

	Year Ended September 30, 2012		Year Ended September 30, 2011
	Number of Warrants	Weighted Average Exercise Price	Number of Warrants	Weighted Average Exercise Price
Common Stock Warrants
Balance at beginning of year	11,528,934	$0.17	8,287,100	$0.40
Granted	110,074,867	0.0816	11,238,938	0.16
Exercised	(3,169,628)	0.0737	-	-
Forfeited	-	-	(7,997,100)	0.40
Balance at end of year	118,434,173	$0.0853	11,528,934	$0.17

Warrants exercisable at end of year	118,434,173	$0.0844	11,528,934
Weighted average fair value of warrants granted or re-priced during the year		$0.0816

Schedule of Information about Common Stock Warrants

	Warrants Outstanding			Warrants Exercisable
		Weighted
	Number	Average	Weighted	Number	Weighted
Range of	Outstanding at	Remaining	Average	Exercisable at	Average
Exercise	September 30,	Contractual	Exercise	September 30,	Exercise
Price	2012	Life	Price	2012	Price
$0.074	102,342,619	3.78 Years	$0.074	102,342,619	$0.074
$0.15	14,801,554	4.78 Years	$0.15	14,801,554	$0.15
$0.17	1,000,000	0.41 Years	$0.17	1,000,000	$0.17
$0.50	145,000	1.02 Years	$0.50	145,000	$0.50
	118,434,173		$0.853	118,434,173	$0.0853

STOCK OPTION PLAN (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012
STOCK OPTION PLAN [Abstract]
Schedule of Assumptions Used to Determine Options Value
	December 31,
	2012	2011
Expected volatility	36% - 278%	N/A
Expected term	1 - 36 months	N/A
Risk-free interest rate	0.72%	N/A
Forfeiture Rate	0% - 45%	N/A
Expected dividend yield	0.00%	N/A

	Year Ended September 30,
	2012	2011
Expected volatility	36% -278%	N/A
Expected term	1 - 3 Years	N/A
Risk-free interest rate	0.17% - 0.62%	N/A
Forfeiture Rate	0% - 45%	N/A
Expected dividend yield	0%	N/A

Schedule of Changes in Outstanding Stock Options

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Options	Price	Term	Value
Balance outstanding at September 30, 2012	8,353,185	$0.077	3.78	$45,409
Granted	13,288,785	0.074	-	-
Exercised	(13,050,000)	0.074	-	-
Forfeited	-	-	-	-
Balance outstanding at December 31, 2012	8,591,970	$0.077	3.85	$31,437

	Year Ended September 30,			Year Ended September 30,
	2012			2011
		Weighted			Weighted
		Average	Aggregate		Average	Aggregate
		Exercise	Intrinsic		Exercise	Intrinsic
		Price	Value		Price	Value
Stock options
Balance at beginning of year	4,104,487	$0.375		11,604,404	$0.27	$
Granted	8,079,185	0.079		-	$-	-
Exercised	(1,532,325)	$0.167		(6,791,361)	$0.19	-
Forfeited	(2,298,162)	$0.554		(708,556)	$0.50
Balance at end of year	8,353,185	$0.0773	$	4,104,487	$0.375	$184,493

Options exercisable at end of year	1,307,333	$0.0649	$	3,647,720	$0.40	$155,252

Weighted average fair value of options granted during the year		$0.079			$-

Schedule of Information about Stock Options

	Options Outstanding			Options Exercisable
		Weighted
	Number	Average	Weighted	Number	Weighted
Range of	Outstanding at	Remaining	Average	Exercisable at	Average
Exercise	September 30,	Contractual	Exercise	September 30,	Exercise
Price	2012	Life	Price	2012	Price
$0.001-0.25	8,328,185	3.79 Years	$0.0764	1,282,333	$0.06
0.30-0.48	25,000	0.47 Years	0.37	25,000	0.37
	8,353,185		$0.077	1,307,333	$0.065

INVESTMENTS (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012
INVESTMENTS [Abstract]
Schedule of Marketable Equity Securities

December 31, 2012	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Publicly traded equity securities	$81,000	$125,400	$-	$206,400

Total	$81,000	$125,400	$-	$206,400

September 30, 2012	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Publicly traded equity securities	$81,000	$228,600	$-	$309,600

Total	$81,000	$228,600	$-	$309,600

SEPTEMBER 30, 2012	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Publicly traded equity securities	$81,000	$228,600	$-	$309,600

Total	$81,000	$228,600	$-	$309,600

Schedule of Net Gains (Losses)
	Three Months Ended
	December 31
	2012	2011

Net gains/(loss) on investments in publicly traded equity securities	$(103,200)	$(64,000)

Net gains on investments	$(103,200)	$(64,000)

	Fiscal Year Ended
	September 30
	2012	2011

Net gains/(loss) on investments in publicly traded equity securities	$192,360	$67,200

Net gains on investments	$192,360	$67,200

Schedule of Investment Measured at Fair Value on a Recurring Basis

	Fair Value Measurements Using:
	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Marketable Equity Securities, net of discount for effect of restriction	$-	$-	$309,600

FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENTS [Abstract]
Schedule of Investments Measured at Fair Value on a Recurring Basis

	Fair Value Measurements Using:
	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2012
Marketable Equity Securities, net of discount for effect of restriction	$-	$-	$206,400

Liabilities:
Derivative liabilities	$-	$-	$484,368

September 30, 2012
Marketable Equity Securities, net of discount for effect of restriction	$-	$-	$309,600

Liabilities:
Derivative liabilities	$-	$-	$1,104,499

BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	3 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2012	Sep. 30, 2011
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Net loss	$ (791,126)	$ (1,028,786)	$ (6,485,048)	$ (4,705,291)
Net cash used in operating activities	(746,583)	(1,467,205)	(4,067,538)	(2,285,893)
Working capital (deficit)	(2,270,876)
Accounts receivable, allowance for doubtful accounts	409,000		409,000
Bad debt expense	0	0	0
Advertising expense	$ 18,308	$ 13,241	$ 93,975	$ 215,428
Options and warrants to purchase, number of shares	137,434,996	110,210,221	126,787,358
Shares issuable upon conversion of Series B preferred stock	626,667	626,667	626,667

PROPERTY AND EQUIPMENT (Details) (USD $)	3 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2012	Sep. 30, 2011
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,707,038		$ 1,707,038	$ 2,736,275
Less: accumulated depreciation	(1,225,268)		(1,207,253)	(2,483,440)
Property and equipment, net	481,770		499,785	252,835
Depreciation expense	18,016	68,867	202,130	302,797
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated Life	5 years
Property and equipment, gross	644,020		644,020	836,041
Computer software [Member]
Property, Plant and Equipment [Line Items]
Estimated Life	3 years
Property and equipment, gross	29,523		29,523	612,379
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross				261,385
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated Life	5 years
Property and equipment, gross	$ 1,033,495		$ 1,033,495	$ 1,026,470

RELATED PARTY TRANSACTIONS (Details) (Florence Signorello [Member], USD $)	1 Months Ended
Oct. 31, 2009
Florence Signorello [Member]
Related Party Transaction [Line Items]
Common stock issued in connection with subscription receivable, shares	2,000,000
Stock issued, price per share	$ 0.042
Common stock issued in connection with subscription receivable	$ 83,000
Common stock, price per share	$ 0.145

NOTES PAYABLE (Details) (USD $)	Dec. 31, 2012	Sep. 30, 2012	Nov. 23, 2011	Sep. 30, 2011	Dec. 19, 2005 Warrant Related To Financing Agreement [Member]	Sep. 30, 2008 Warrant Related To Financing Agreement [Member]	Dec. 20, 2005 Warrant Related To Financing Agreement [Member]	Dec. 19, 2005 Warrant Related To Term Loan [Member]	Sep. 30, 2009 Warrant Related To Term Loan [Member]	Dec. 20, 2005 Warrant Related To Term Loan [Member]	Dec. 31, 2008 Sand Hill Finance LLC [Member]	Sep. 30, 2012 Sand Hill Finance LLC [Member]	Dec. 31, 2012 Sand Hill Finance LLC [Member]	Dec. 19, 2005 Sand Hill Finance LLC [Member]	Dec. 19, 2005 Sand Hill Finance LLC [Member] Accounts Receivable [Member] Credit Concentration Risk [Member]
Line of Credit Facility [Line Items]
Concentration risk percentage															80.00%
Maximum borrowing capacity											$ 2,750,000			$ 1,800,000
Amount borrowed											1,000,000
Notes payable	2,075,331	2,059,582		1,972,544								2,059,582	2,075,331
Monthly interest rate												1.00%
Annual interest rate												12.00%
Commitment fee percentage											1.00%
Commitment fee amount											9,000
Percentage of change in securities threshold												20.00%
Change in securities threshold, amount												100,000
Class of Warrant or Right [Line Items]
Warrant term					7 years			7 years
Number of Warrants	102,342,619	102,342,619	105,012,247		25,000			120,000
Exercise price of warrant issued					1		0.5	1		0.5
Fair value of warrants						$ 16,250			$ 13,589

INVENTORY (Details) (USD $)	Dec. 31, 2012	Sep. 30, 2012	Sep. 30, 2011
INVENTORY [Abstract]
Raw materials	$ 177,634	$ 175,258	$ 44,785
Work in progress	43,908	42,335	8,397
Finished goods	42,526	64,638	2,799
Total gross inventory	264,068	282,231	55,981
Less: reserve for obsolescence
Total net inventory	$ 264,068	$ 282,231	$ 55,981

COMMITMENTS (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
COMMITMENTS [Abstract]
Rent expenses	$ 75,177	$ 76,397

INCOME TAXES (Schedule of Deferred Tax Assets) (Details) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Deferred Tax Assets:
Tax benefit of net operating loss carryforward	$ 5,637,000	$ 4,324,000
Unpaid accrued salaries	13,000	24,000
Allowance for doubtful accounts	154,000	113,000
Amortization of leasehold improvements	339,000	271,000
Deferred tax assets, gross	6,143,000	4,732,000
Less: valuation allowance	(6,143,000)	(4,732,000)
Net deferred tax assets

INCOME TAXES (Narrative) (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
INCOME TAXES [Abstract]
Net operating loss carry forwards	$ 14,993,000
Net operating loss carry forwards, expiration date	2032
Ownership threshold	50.00%
Valuation allowance	6,143,000	4,732,000
Increase in valuation allowance	$ 1,411,000
Federal tax rate	(34.00%)	(34.00%)
State tax rate	(3.60%)	(3.60%)

INCOME TAXES (Reconciliation of Effective Tax Rate) (Details)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
INCOME TAXES [Abstract]
Computed "expected" tax benefit	34.00%	34.00%
State income taxes, net of federal tax benefit	3.60%	3.60%
Other permanent differences	13.60%	10.80%
Change in valuation allowance	24.00%	26.80%
Effective tax rate	0.00%	0.00%

CONVERTIBLE NOTES (Narrative) (Details) (USD $)	3 Months Ended		12 Months Ended			1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2012	Sep. 30, 2011	Nov. 23, 2011	Nov. 23, 2011 Convertible Notes [Member]	Dec. 31, 2012 Convertible Notes [Member]	Sep. 30, 2012 Convertible Notes [Member]
Debt Instrument [Line Items]
Debt issued						$ 2,012,500
Number of Warrants	102,342,619		102,342,619		105,012,247	81,587,843
Proceeds from convertible note payable		1,750,000	1,750,000			1,750,000
Original issue discount						13.00%
Principal balance of convertible notes	46,750		164,469				46,750	164,469
Convertible notes payable, net of discount	$ 6,162		$ 105,175				$ 6,162	$ 105,175
Conversion price							$ 0.074	$ 0.074
Debt conversion, potential number of shares							631,757	2,222,554

CONVERTIBLE NOTES (Schedule of Convertible Notes) (Details) (USD $)	Dec. 31, 2012	Sep. 30, 2012	Sep. 30, 2011
CONVERTIBLE NOTES [Abstract]
Principal balance of convertible notes	$ 46,750	$ 164,469
Original issue discount, net	(5,294)	(5,399)
Debt discount	(35,294)	(53,895)
Convertible notes, net of unamortized discount	$ 6,162	$ 105,175

DERIVATIVE LIABILITIES (Narrative) (Details) (USD $)	3 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2012	Sep. 30, 2012	Sep. 30, 2011	Nov. 23, 2011
DERIVATIVE LIABILITIES [Abstract]
Weighted-average remaining life	3 years 10 months 24 days			3 years 9 months 11 days
Gain (loss) on change of fair value of derivative liability Modified	$ 620,131	$ (287,396)	$ 645,501	$ 645,501	$ 0
Derivative liability	$ 484,368		$ 1,104,499	$ 1,104,499		$ 1,750,000

DERIVATIVE LIABILITIES (Schedule of Derivative Warrant Liability) (Details) (USD $)	3 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2012	Sep. 30, 2012	Sep. 30, 2011	Nov. 23, 2011
DERIVATIVE LIABILITIES [Abstract]
Warrants Issued on November 23, 2011 - Derivative warrant liability	$ 1,104,499		$ 1,750,000
Decrease in fair value of derivative warrant liability	(620,131)	287,396	(645,501)	(645,501)	0
Ending Balance - Derivative warrant liability	$ 484,368		$ 1,104,499	$ 1,104,499
Number of Warrants	102,342,619		102,342,619	102,342,619		105,012,247
Decrease in fair value, number of warrants			2,669,628

DERIVATIVE LIABILITIES (Schedule of Fair Value Assumptions Used for Derivative Warrant Liability) (Details) (Warrant [Member], USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 0.074	$ 0.074
Time to expiration	3 years 10 months 24 days
Risk-free interest rate	0.72%
Risk-free interest rate, minimum		0.17%
Risk-free interest rate, maximum		0.62%
Estimated volatility	280.50%	278.00%
Dividend	0.00%	0.00%
Stock price	$ 0.064	$ 0.092
Expected forfeiture rate	90.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Time to expiration		1 month 24 days
Expected forfeiture rate		85.00%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Time to expiration		4 years 1 month 24 days
Expected forfeiture rate		90.00%

CONCENTRATION OF CREDIT RISK (Details) (Customer Concentration Risk [Member])	12 Months Ended		3 Months Ended	12 Months Ended
	Sep. 30, 2012 Sales [Member]	Sep. 30, 2011 Sales [Member]	Dec. 31, 2012 Accounts Receivable [Member]	Sep. 30, 2012 Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	87.00%	90.00%	89.00%	80.00%
Number of customers	5	5	3	2

STOCKHOLDERS' DEFICIT (Narrative) (Details) (USD $)	3 Months Ended		10 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2012	Sep. 30, 2012	Sep. 30, 2011	Nov. 23, 2011	Dec. 31, 2012 Warrant [Member]	Sep. 30, 2012 Warrant [Member]	Sep. 30, 2011 Warrant [Member]	Sep. 30, 2010 Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants exercisable at end of period								$ 0.0844
Outstanding, weighted average exercise price							$ 0.085	$ 0.0844	$ 0.17	$ 0.4
Warrants outstanding, weighted-average remaining life							3 years 8 months 9 days	3 years 10 months 2 days
Fair value of derivative liability							$ 1,750,000
Conversion price							$ 0.074
Shares issued, shares	83,682,624
Shares issued, price per share	$ 0.074
Balance at December 31, 2012 - Derivative warrant liability	484,368		1,104,499	1,104,499		1,750,000
Gain (loss) on change of fair value of derivative liability	$ 620,131	$ (287,396)	$ 645,501	$ 645,501	$ 0
Warrants issued							10,433,853	110,074,867	11,238,938
Warrants issued, conversion price							$ 0.08	$ 0.0816	$ 0.16

STOCKHOLDERS' EQUITY (DEFICIT) (Preferred Stock Narrative) (Details) (USD $)	Dec. 31, 2012	Sep. 30, 2012	Sep. 30, 2011	Mar. 31, 2005 Series A Preferred Stock [Member]	Dec. 29, 2005 Series B Preferred Stock [Member]	Sep. 30, 2005 Series B Preferred Stock [Member]
Preferred shares
Shares authorized	10,000,000	10,000,000	10,000,000	1,666,667	1,833,334	833,334
Par value per share	$ 0.001	$ 0.001	$ 0.001
Liquidation preference					$ 0.2727
Maximum percent of beneficial ownership after conversion, by holder					4.90%

STOCKHOLDERS' EQUITY (DEFICIT) (Common Stock Narrative) (Details) (USD $)	3 Months Ended		12 Months Ended			1 Months Ended		1 Months Ended					2 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2012	Sep. 30, 2011	Nov. 23, 2011	Nov. 23, 2011 Convertible Notes [Member]	Nov. 23, 2011 Series O Warrants [Member] Convertible Notes [Member]	May 31, 2012 Common Stock [Member]	Jul. 31, 2011 Common Stock [Member]	May 31, 2011 Common Stock [Member]	Mar. 31, 2011 Common Stock [Member]	Feb. 28, 2011 Common Stock [Member]	Aug. 31, 2012 Common Stock [Member]	Sep. 30, 2011 Common Stock [Member]	Nov. 23, 2011 Common Stock [Member] Convertible Notes [Member]
Common Stock:
Restricted stock issuances, shares								13,455,958					2,434,871	13,455,958
Restricted stock issuances, price per share													$ 0.094	$ 0.12
Restricted stock issuances													$ 228,250
Issuance of common stock for cash			2,249,860	1,459,632				2,500,000
Number of warrants	102,342,619		102,342,619		105,012,247	81,587,843	911,765							1,345,596	35,514,789
Warrant exercise price							0.17							0.15
Proceeds from sale of common stock	37,000		2,249,860	288,111				1,614,715
Debt issued						2,012,500
Proceeds from convertible note payable		1,750,000	1,750,000			1,750,000
Original issue discount, net	5,294		5,399			13
Cash commission						155,000								161,472
Legal expenses						20,000
Expenses related to the investment						60,000
Warrant term														5 years
Callable threshold, price per share														$ 0.25
Shares sold to investor, shares									416,667	1,609,600	250,000	2,000,000
Shares sold to investor									$ 91,541	$ 184,464	$ 25,000	$ 200,000

STOCKHOLDERS' EQUITY (DEFICIT) (Schedule of Changes in Outstanding Common Stock Warrants) (Details) (Warrant [Member], USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Sep. 30, 2011
Warrant [Member]
Number of Options
Balance at beginning of year	118,434,173	11,528,934	8,287,100
Granted	10,433,853	110,074,867	11,238,938
Exercised	0	(3,169,628)
Forfeited	(25,000)		(7,997,100)
Balance at end of year	128,843,026	118,434,173	11,528,934
Options exercisable at end of year		118,434,173	11,528,934
Weighted Average Exercise Price
Balance at beginning of year	$ 0.0844	$ 0.17	$ 0.4
Granted	$ 0.08	$ 0.0816	$ 0.16
Exercised	$ 0	$ 0.0737	$ 0
Forfeited	$ 1	$ 0	$ 0.4
Balance at end of year	$ 0.085	$ 0.0844	$ 0.17
Options exercisable at end of year		$ 0.0844
Weighted average fair value of options granted or re-priced during the year		$ 0.0816
Weighted Average Remaining Contractual Term
Balance at beginning of year	3 years 8 months 9 days	3 years 10 months 2 days
Granted	9 months
Balance at end of year	3 years 8 months 9 days	3 years 10 months 2 days
Aggregate Intrinsic Value
Balance at beginning of year
Balance at end of year

STOCKHOLDERS' EQUITY (DEFICIT) (Schedule of Information about Common Stock Warrants) (Details) (Warrant [Member], USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Outstanding at September 30, 2012		118,434,173
Outstanding, Weighted Average Remaining Contractual Life	3 years 8 months 9 days	3 years 10 months 2 days
Outstanding, Weighted Average Exercise Price		$ 0.853
Number Exercisable at September 30, 2012		118,434,173
Exercisable, Weighted Average Exercise Price		$ 0.0853
$0.074 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Exercise Price, minimum		$ 0.074
Number Outstanding at September 30, 2012		102,342,619
Outstanding, Weighted Average Remaining Contractual Life		3 years 9 months 11 days
Outstanding, Weighted Average Exercise Price		$ 0.074
Number Exercisable at September 30, 2012		102,342,619
Exercisable, Weighted Average Exercise Price		$ 0.074
$0.15 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Exercise Price, minimum		$ 0.15
Number Outstanding at September 30, 2012		14,801,554
Outstanding, Weighted Average Remaining Contractual Life		4 years 9 months 11 days
Outstanding, Weighted Average Exercise Price		$ 0.15
Number Exercisable at September 30, 2012		14,801,554
Exercisable, Weighted Average Exercise Price		$ 0.15
$0.17 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Exercise Price, minimum		$ 0.17
Number Outstanding at September 30, 2012		1,000,000
Outstanding, Weighted Average Remaining Contractual Life		4 months 28 days
Outstanding, Weighted Average Exercise Price		$ 0.17
Number Exercisable at September 30, 2012		1,000,000
Exercisable, Weighted Average Exercise Price		$ 0.17
$0.50 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Exercise Price, minimum		$ 0.5
Number Outstanding at September 30, 2012		145,000
Outstanding, Weighted Average Remaining Contractual Life		1 year 7 days
Outstanding, Weighted Average Exercise Price		$ 0.5
Number Exercisable at September 30, 2012		145,000
Exercisable, Weighted Average Exercise Price		$ 0.5

STOCK OPTION PLAN (Narrative) (Details) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended
	Aug. 31, 2012	Dec. 31, 2012	Sep. 30, 2012	Aug. 31, 2000
STOCK OPTION PLAN [Abstract]
Price per share, minimum percentage of fair market value		100.00%	100.00%
Stock owned, maximum percentage of total combined voting power		10.00%	10.00%
Price per share for employees owning more than 10% of voting power, minimum percentage of fair market value		110.00%	110.00%
Price per share, minimum percentage of fair market value for non-qualified stock options granted		50.00%	50.00%
Number of shares authorized	25,000,000			60,000,000
Stock option plan longevity term	10 years
Stock options expiration term, maximum		3 years	3 years
Stock options expiration term for employees owning more than 10% of voting power, maximum		5 years	5 years
Share-based compensation		$ 77,411	$ 59,226
Unrecognized compensation expense		$ 279,210	$ 336,181

STOCK OPTION PLAN (Schedule of Assumptions Used to Determine Options Value) (Details) (Stock Options [Member])	3 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2012	Sep. 30, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility		0.00%		0.00%
Expected volatility, minimum	36.00%		36.00%
Expected volatility, maximum	278.00%		278.00%
Expected term		0 years		0 years
Risk-free interest rate	0.72%	0.00%		0.00%
Risk-free interest rate, minimum			0.17%
Risk-free interest rate, maximum			0.62%
Forfeiture Rate, minimum	0.00%	0.00%	0.00%	0.00%
Forfeiture Rate, maximum	45.00%		45.00%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	1 month		1 year
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	36 months		3 years

STOCK OPTION PLAN (Schedule of Changes in Outstanding Stock Options) (Details) (Stock Options [Member], USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Sep. 30, 2011
Stock Options [Member]
Number of Options
Balance at beginning of year	8,353,185	4,104,487	11,604,404
Granted	13,288,785	8,079,185
Exercised	(13,050,000)	(1,532,325)	(6,791,361)
Forfeited		(2,298,162)	(708,556)
Balance at end of year	8,591,970	8,353,185	4,104,487
Options exercisable at end of year		1,307,333	3,647,720
Weighted Average Exercise Price
Balance at beginning of year	$ 0.0773	$ 0.375	$ 0.27
Granted	$ 0.074	$ 0.079	$ 0
Exercised	$ 0.074	$ 0.167	$ 0.19
Forfeited	$ 0	$ 0.554	$ 0.5
Balance at end of year	$ 0.077	$ 0.0773	$ 0.375
Options exercisable at end of year		$ 0.0649	$ 0.4
Weighted average fair value of options granted or re-priced during the year		$ 0.079	$ 0
Aggregate Intrinsic Value
Balance at end of year	$ 31,437	$ 45,409	$ 184,493
Options exercisable at end of year			$ 155,252

STOCK OPTION PLAN (Schedule of Information about Stock Options) (Details) (Stock Options [Member], USD $)	12 Months Ended
Sep. 30, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Outstanding at September 30, 2012	8,353,185
Outstanding, Weighted Average Exercise Price	$ 0.077
Number Exercisable at September 30, 2012	1,307,333
Exercisable, Weighted Average Exercise Price	$ 0.065
$0.001 - $0.25 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Exercise Price, minimum	$ 0.001
Range of Exercise Price, maximum	$ 0.25
Number Outstanding at September 30, 2012	8,328,185
Outstanding, Weighted Average Remaining Contractual Life	3 years 9 months 15 days
Outstanding, Weighted Average Exercise Price	$ 0.0764
Number Exercisable at September 30, 2012	1,282,333
Exercisable, Weighted Average Exercise Price	$ 0.06
$0.30 - $0.48 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Exercise Price, minimum	$ 0.3
Range of Exercise Price, maximum	$ 0.48
Number Outstanding at September 30, 2012	25,000
Outstanding, Weighted Average Remaining Contractual Life	5 months 19 days
Outstanding, Weighted Average Exercise Price	$ 0.37
Number Exercisable at September 30, 2012	25,000
Exercisable, Weighted Average Exercise Price	$ 0.37

INVESTMENTS (Narrative) (Details) (USD $)	1 Months Ended		12 Months Ended
	Mar. 31, 2012	Nov. 30, 2009	Sep. 30, 2012	Sep. 30, 2011
INVESTMENTS [Abstract]
Number of shares acquired	3,300,000	800,000
Investment in marketable securities	$ 33,000	$ 48,000	$ 33,000
Discount factor	20.00%	20.00%

INVESTMENTS (Schedule of Marketable Equity Securities) (Details) (USD $)	Dec. 31, 2012	Sep. 30, 2012
Marketable Equity Securities:
Cost	$ 81,000	$ 81,000
Gross Unrealized Gains	125,400	228,600
Gross Unrealized Losses
Fair Value	206,400	309,600
Publicly Traded Equity Securities [Member]
Marketable Equity Securities:
Cost	81,000	81,000
Gross Unrealized Gains	125,400	228,600
Gross Unrealized Losses
Fair Value	$ 206,400	$ 309,600

INVESTMENTS (Schedule of Net Gains (Losses)) (Details) (USD $)	3 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2012	Sep. 30, 2011
Unrealized Gains and Losses on Investments
Net gains/(loss) on investments	$ (103,200)	$ (64,000)	$ 192,360	$ 67,200
Publicly Traded Equity Securities [Member]
Unrealized Gains and Losses on Investments
Net gains/(loss) on investments	$ (103,200)	$ (64,000)	$ 192,360	$ 67,200

INVESTMENTS (Schedule of Investment Measured at Fair Value on a Recurring Basis) (Details) (Fair Value, Measurements, Recurring [Member], USD $)	Dec. 31, 2012	Sep. 30, 2012
Quoted Prices in Active Markets (Level 1) [Member]
Assets:
Marketable Equity Securities, net of discount for effect of restriction
Significant Other Observable Inputs (Level 2) [Member]
Assets:
Marketable Equity Securities, net of discount for effect of restriction
Significant Unobservable Inputs (Level 3) [Member]
Assets:
Marketable Equity Securities, net of discount for effect of restriction	$ 206,400	$ 309,600

COMPREHENSIVE INCOME (LOSS) (Details) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012
COMPREHENSIVE INCOME (LOSS) [Abstract]
Unrealized gains on marketable securities	$ 125,400	$ 228,600

FAIR VALUE MEASUREMENTS (Details) (Fair Value, Measurements, Recurring [Member], USD $)	Dec. 31, 2012	Sep. 30, 2012
Quoted Prices in Active Markets (Level 1) [Member]
Assets:
Marketable Equity Securities, net of discount for effect of restriction
Liabilities:
Derivative liability
Significant Other Observable Inputs (Level 2) [Member]
Assets:
Marketable Equity Securities, net of discount for effect of restriction
Liabilities:
Derivative liability
Significant Unobservable Inputs (Level 3) [Member]
Assets:
Marketable Equity Securities, net of discount for effect of restriction	206,400	309,600
Liabilities:
Derivative liability	$ 484,368	$ 1,104,499

SUBSEQUENT EVENTS (Details) (Issuance of Debt [Member], USD $)	0 Months Ended
	Nov. 13, 2012	Nov. 02, 2012
Issuance of Debt [Member]
Subsequent Event [Line Items]
Maximum borrowing capacity		$ 1,500,000
Amount borrowed	111,000
Annual interest rate	12.00%
Debt issuance costs	$ 1,500